UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2011

Date of reporting period: 03/31/2011

Item 1	–	Report to Stockholders

March 31, 2011

Annual Report

BlackRock FundsSM

▶	BlackRock Money Market Portfolio
▶	BlackRock U.S. Treasury Money Market Portfolio
▶	BlackRock Municipal Money Market Portfolio
▶	BlackRock New Jersey Municipal Money Market Portfolio
▶	BlackRock North Carolina Municipal Money Market Portfolio
▶	BlackRock Ohio Municipal Money Market Portfolio
▶	BlackRock Pennsylvania Municipal Money Market Portfolio
▶	BlackRock Virginia Municipal Money Market Portfolio

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

2	BLACKROCK FUNDS	MARCH 31, 2011

Dear Shareholder

Over the past 12 months, we have seen a sluggish, stimulus-driven economic recovery at long last gain real traction, accelerate, and transition into a consumption-driven expansion. For the most part, 2010 was plagued with widely fluctuating economic data, but as the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement. Although the sovereign debt crises and emerging market inflation that troubled the global economy in 2010 remain a challenge today, overall investor sentiment had improved considerably. In the first quarter of 2011, significant global events gave rise to new concerns about the future of the global economy. Political turmoil spread across the Middle East/North Africa (“MENA”) region, oil and other commodity prices soared, and markets recoiled as the nuclear crisis unfolded in the wake of a 9.0-magnitude earthquake and tsunami that struck Japan in March. These events shook investor confidence, but the global economic recovery would not be derailed.

In the United States, strength from the corporate sector and increasing consumer spending have been key drivers of economic growth, while the housing and labor markets have been the heaviest burdens. While housing has yet to show any meaningful sign of improvement, labor statistics have become increasingly positive in recent months.

Global equity markets experienced uneven growth and high volatility over the course of 2010, but ended the year strong. Following a strong start to 2011, the aforementioned headwinds brought high volatility back to equity markets. A pick up in inflationary pressures caused emerging market equities to underperform developed markets, where threats of inflation remained relatively subdued. Overall, equities posted strong returns for the 12-month period. US stocks outpaced most international markets and small cap stocks outperformed large caps as investors moved into higher-risk assets.

Fixed income markets saw yields trend lower over most of 2010, until the fourth quarter brought an abrupt reversal in sentiment and risk tolerance that drove yields sharply upward (pushing bond prices down) through year end. Improving economic data continued to pressure fixed income yields in 2011; however, escalating geopolitical risks have acted as a counterweight, restoring relative stability to yield movements. Global credit markets were surprisingly resilient in the face of major headwinds during the first quarter. Yield curves globally remained steep by historical standards and higher-risk sectors continued to outperform higher-quality assets.

The tax-exempt municipal market enjoyed a powerful rally during the period of low interest rates in 2010; however, when the yield trend reversed, the market was dealt an additional blow as it became evident that the Build America Bond program would expire at year end. In addition, negative headlines regarding fiscal challenges faced by state and local governments damaged investor confidence and further heightened volatility in the municipal market. Tax-exempt mutual funds experienced heavy outflows, resulting in wider quality spreads and further downward pressure on municipal bond prices. These headwinds began to abate in 2011 and the tax-exempt municipal market staged a mild rebound in the first quarter.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total Returns as of March 31, 2011	6-month	12-month
US large cap equities (S&P 500 Index)	17.31%	15.65%
US small cap equities (Russell 2000 Index)	25.48	25.79
International equities (MSCI Europe, Australasia, Far East Index)	10.20	10.42
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.09	0.16
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(5.90)	6.52
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	(0.88)	5.12
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(3.68)	1.63
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	7.24	14.26

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/ shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

As of March 31, 2011

Throughout the 12-month period ended March 31, 2011, the Federal Open Market Committee (FOMC) maintained the target range for the federal funds rate at 0.00% to 0.25% while remaining consistent in its position that economic conditions were likely to warrant “exceptionally low levels of the federal funds rate for an extended period.” At its March 15, 2011 meeting, the FOMC acknowledged that labor markets “appear to be improving gradually” and that household spending and business investment continue to expand. The FOMC also confirmed its intention to continue the policy it announced in November 2010 to purchase $600 billion of longer-term Treasury securities by the end of June 2011. While these large-scale asset purchases have the intent of keeping interest rates low, they also result in a reduced supply of overnight repurchase agreements due to the limited amount of longer-term Treasury securities available to collateralize them. As the United States approached its national debt ceiling in early 2011, the US Treasury announced its intention to gradually reduce the balance of its Supplementary Financing Program account from $200 billion to $5 billion by letting currently outstanding Treasury bills mature without rolling them over. This action has the effect of increasing reserves in the banking system while reducing the supply of Treasury bills. The tightening in supply of Treasury bills and overnight repurchase agreements drove rates down on those instruments toward the end of the period.

Early in May 2010, heightened concerns about sovereign risk in certain peripheral European countries led to increased financial market volatility and upward pressure on the London Interbank Offered Rates (LIBOR settings). To improve liquidity conditions in US dollar short-term credit markets in Europe, the US Federal Reserve Bank reestablished temporary US dollar liquidity swap facilities with the European Central Bank (ECB), while the ECB established long-term financing operations of various tenors to provide additional liquidity to the market. The European Union (EU), the ECB and the International Monetary Fund announced a coordinated package of financial aid totaling €750 billion (close to $1 trillion in US dollar terms). Ultimately, the tone of the short-term credit markets improved, and LIBOR settings stabilized, by the end of June 2010. In a continued effort to further strengthen the Euro-zone financial system, at its summit held in March 2011, the European Union adopted a preliminary framework to address the size and scope of financial stability mechanisms, bank stress tests, fiscal reform, and surveillance of macroeconomic imbalances. Short-dated LIBOR settings finished the period unchanged on a year-over-year basis. The slope of the LIBOR curve as measured from one month to one year, flattened by 14 basis points, led by a decline in the one-year LIBOR setting.

In the tax-exempt space, historically low rates resulted in an overall decline in money fund assets over the past 12 months. The seven-day Securities Industry and Financial Markets Association Index remained in a tight range around 0.28%, its average rate for the annual period. While tax-exempt money market funds, which are comprised primarily of municipal variable rate demand notes (VRDNs), experienced declining assets during the period, non-traditional buyers stepped into the tax-exempt market, which kept dealer inventories low and manageable throughout the year. Non-traditional buyers were drawn to the favorable yields offered on VRDNs, which served as an attractive alternative to asset-backed commercial paper, where supply had dwindled. Demand for VRDNs was further supported by recent regulatory amendments requiring higher levels of liquidity in money market funds.

Although municipal issuers have limited the new supply of VRDNs, the market has turned its focus to the expiration of bank commitments enhancing over $100 billion of outstanding municipal VRDNs in 2011. As of this writing, issuers have been replacing the expiring commitments according to schedule and without difficulty. Additional banks are increasing their participation in the space, which provides better diversification for municipal money market funds.

State and local governments continued to struggle with budget shortfalls and reduced their overall issuance of municipal notes. The one-year municipal yield remained relatively stable throughout the year, hovering around 0.38%, as measured by Thomson Municipal Market Data.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK FUNDS	MARCH 31, 2011

Fund Information as of March 31, 2011

BlackRock Money Market Portfolio

BlackRock Money Market Portfolio’s (the “Money Market Portfolio” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), investment objective is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Hilliard Lyons	0.00%	0.00%
Investor A	0.00%	0.00%
Investor B	0.00%	0.00%
Investor C	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	30%
Commercial Paper	30
U.S. Treasury Obligations	12
Municipal Bonds	11
U.S. Government Sponsored Agency Obligations	10
Repurchase Agreements	3
Corporate Notes	2
Master Notes	1
Closed-End Investment Companies	1

Total	100%

BlackRock U.S. Treasury Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio’s (the “U.S. Treasury Money Market Portfolio” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), investment objective is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	50%
Repurchase Agreements	50

Total	100%

BlackRock Municipal Money Market Portfolio

BlackRock Municipal Money Market Portfolio’s (the “Municipal Money Market Portfolio” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), investment objective is to seek as high a level of current income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Hilliard Lyons	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	82%
Municipal Bonds	13
Commercial Paper	5

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK FUNDS	MARCH 31, 2011	5

Fund Information (continued) as of March 31, 2011

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio’s (the “New Jersey Municipal Money Market Portfolio” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, New Jersey state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.03%	0.03%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	72%
Municipal Bonds	22
Commercial Paper	1
Other Assets Less Liabilities	5

Total	100%

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio’s (the “North Carolina Municipal Money Market Portfolio” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, North Carolina state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	86%
Municipal Bonds	2
Other Assets Less Liabilities	12

Total	100%

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio’s (the “Ohio Municipal Money Market Portfolio” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Ohio state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	77%
Municipal Bonds	18
Other Assets Less Liabilities	5

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

6	BLACKROCK FUNDS	MARCH 31, 2011

Fund Information (concluded) as of March 31, 2011

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio’s (the “Pennsylvania Municipal Money Market Portfolio” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Pennsylvania personal income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	86%
Municipal Bonds	9
Municipal Put Bonds	3
Commercial Paper	2

Total	100%

BlackRock Virginia Municipal Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio’s (the “Virginia Municipal Money Market Portfolio” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Virginia state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	94%
Other Assets Less Liabilities	6

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK FUNDS	MARCH 31, 2011	7

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on October 1, 2010 and held through March 31, 2011) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables below provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical tables are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[1]
	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Period[2]	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.80	$1,000.00	$1,023.14	$1.82	0.36%
Service	$1,000.00	$1,000.00	$1.80	$1,000.00	$1,023.14	$1.82	0.36%
Hilliard Lyons	$1,000.00	$1,000.00	$1.80	$1,000.00	$1,023.14	$1.82	0.36%
Investor A	$1,000.00	$1,000.00	$1.80	$1,000.00	$1,023.14	$1.82	0.36%
Investor B	$1,000.00	$1,000.00	$1.80	$1,000.00	$1,023.14	$1.82	0.36%
Investor C	$1,000.00	$1,000.00	$1.80	$1,000.00	$1,023.14	$1.82	0.36%
BlackRock U.S. Treasury Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.95	$1,000.00	$1,023.98	$0.96	0.19%
Service	$1,000.00	$1,000.00	$0.95	$1,000.00	$1,023.98	$0.96	0.19%
Investor A	$1,000.00	$1,000.00	$0.95	$1,000.00	$1,023.98	$0.96	0.19%
BlackRock Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.84	$1,000.00	$1,023.09	$1.87	0.37%
Service	$1,000.00	$1,000.00	$1.84	$1,000.00	$1,023.09	$1.87	0.37%
Hilliard Lyons	$1,000.00	$1,000.00	$1.84	$1,000.00	$1,023.09	$1.87	0.37%
Investor A	$1,000.00	$1,000.00	$1.84	$1,000.00	$1,023.09	$1.87	0.37%
BlackRock New Jersey Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.20	$1.94	$1,000.00	$1,022.99	$1.97	0.39%
Service	$1,000.00	$1,000.00	$2.09	$1,000.00	$1,022.84	$2.12	0.42%
Investor A	$1,000.00	$1,000.10	$2.04	$1,000.00	$1,022.89	$2.07	0.41%
BlackRock North Carolina Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.10	$1.40	$1,000.00	$1,023.54	$1.41	0.28%
Service	$1,000.00	$1,000.00	$1.45	$1,000.00	$1,023.49	$1.46	0.29%
Investor A	$1,000.00	$1,000.00	$1.50	$1,000.00	$1,023.44	$1.51	0.30%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
[2]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

8	BLACKROCK FUNDS	MARCH 31, 2011

Disclosure of Expenses

Expense Example (concluded)

	Actual			Hypothetical[1]
	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Period[2]	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock Ohio Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.75	$1,000.00	$1,023.19	$1.77	0.35%
Service	$1,000.00	$1,000.00	$1.75	$1,000.00	$1,023.19	$1.77	0.35%
Investor A	$1,000.00	$1,000.00	$1.75	$1,000.00	$1,023.19	$1.77	0.35%
BlackRock Pennsylvania Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$1.55	$1,000.00	$1,023.39	$1.56	0.31%
Service	$1,000.00	$1,000.00	$1.55	$1,000.00	$1,023.39	$1.56	0.31%
Investor A	$1,000.00	$1,000.00	$1.55	$1,000.00	$1,023.39	$1.56	0.31%
BlackRock Virginia Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.10	$1.45	$1,000.00	$1,023.49	$1.46	0.29%
Service	$1,000.00	$1,000.00	$1.40	$1,000.00	$1,023.54	$1.41	0.28%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
[2]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

BLACKROCK FUNDS	MARCH 31, 2011	9

Schedule of Investments March 31, 2011	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic – 1.1%
State Street Bank & Trust Co.,
0.25%, 5/11/11	$17,000	$17,000,000

Yankee – 28.8% (a)
Bank of Montreal, Chicago,
0.33%, 1/25/12 (b)	15,000	15,000,000
Bank of Nova Scotia, Houston:
0.31%, 5/05/11 (b)	15,000	15,000,131
0.27%, 5/25/11	17,000	17,000,000
0.26%, 6/10/11	15,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York,
0.30%, 4/11/11	18,200	18,200,000
Barclays Bank Plc, New York,
0.38%, 5/19/11	20,000	20,000,000
BNP Paribas S.A., New York:
0.39%, 5/05/11	18,000	18,000,000
0.36%, 6/13/11	23,000	23,000,000
Canadian Imperial Bank of Commerce, New York,
0.30%, 7/18/11 (b)	9,875	9,875,000
Credit Agricole CIB, New York,
0.30%, 6/01/11	17,850	17,850,000
Credit Suisse, New York:
0.28%, 4/12/11	17,500	17,500,000
0.25%, 4/25/11	20,000	20,000,000
Deutsche Bank A.G., New York:
0.33%, 4/04/11 (b)	14,000	14,000,000
0.30%, 4/06/11	15,000	15,000,000
0.31%, 6/17/11	13,500	13,500,000
Dexia Credit Local S.A., New York - GTD,
2.05%, 4/18/11 (c)	21,000	21,000,000
Lloyds TSB Bank Plc, New York,
0.32%, 7/01/11 (c)	17,130	17,130,000
National Australia Bank Ltd., New York,
0.35%, 2/10/12 (b)	9,000	9,000,000
Nordea Bank Finland Plc, New York,
0.26%, 6/24/11	15,000	15,000,000
Royal Bank of Canada, New York:
0.31%, 10/14/11 (b)	10,000	10,000,000
0.31%, 2/29/12 (b)	15,500	15,500,000
Royal Bank of Scotland Plc, Connecticut:
0.49%, 4/14/11	20,000	20,000,000
0.52%, 9/19/11	31,000	31,000,000
Societe Generale, New York,
0.35%, 4/21/11 (b)	15,100	15,100,000
Svenska Handelsbanken, New York,
0.27%, 6/15/11	10,000	10,000,000
Toronto Dominion Bank, New York:
0.33%, 9/06/11	8,800	8,800,000
0.34%, 1/12/12 (b)	8,500	8,500,000
Westpac Banking Corp., New York,
0.33%, 11/04/11 (b)	18,000	18,000,000

		447,955,131

Total Certificates of Deposit – 29.9%		464,955,131

Commercial Paper
ANZ National International Ltd.,
0.28%, 5/02/11 (d)	15,000	14,996,448
Argento Variable Funding Co.,
0.32%, 6/28/11 (d)	17,000	16,986,702
Atlantis One Funding Corp.,
0.27%, 6/07/11 (d)	15,110	15,102,407
Barton Capital LLC,
0.30%, 4/11/11 (d)	15,000	14,998,750
Cancara Asset Securitisation LLC,
0.25%, 4/20/11 (d)	17,000	16,997,757
Chariot Funding LLC,
0.24%, 4/12/11 (d)	16,000	15,998,827
CIESCO LLC,
0.28%, 5/24/11 (d)	17,750	17,742,683
Commonwealth Bank of Australia,
0.26%, 6/20/11 (d)	18,000	17,989,600
CRC Funding LLC,
0.29%, 4/27/11 (d)	15,000	14,996,858
DnB NOR Bank ASA,
0.27%, 7/05/11 (d)	12,500	12,491,094
Fairway Finance Co. LLC,
0.22%, 5/03/11 (d)	25,000	24,995,111
Falcon Asset Securitization Co. LLC:
0.24%, 4/04/11 (d)	15,000	14,999,700
0.26%, 5/19/11 (d)	19,000	18,993,413
ING US Funding LLC,
0.43%, 4/05/11 (d)	12,000	11,999,427
JPMorgan Chase & Co.,
0.23%, 6/27/11 (d)	13,000	12,992,774
LMA Americas LLC,
0.26%, 4/19/11 (d)	15,000	14,998,050
Matchpoint Master Trust,
0.25%, 4/19/11 (d)	9,500	9,498,812
Metlife Short Term Funding LLC:
0.28%, 4/18/11 (d)	15,010	15,008,015
0.28%, 6/27/11 (d)	10,000	9,993,230
Mont Blanc Capital Corp.,
0.25%, 4/12/11 (d)	10,717	10,716,181
Nieuw Amsterdam Receivables Corp.:
0.29%, 4/12/11 (d)	17,000	16,998,494
0.28%, 6/02/11 (d)	10,000	9,995,178
Old Line Funding LLC,
0.26%, 5/09/11 (d)	10,000	9,997,256
Societe Generale, New York,
0.34%, 5/16/11 (d)	10,000	9,995,750
Thames Asset Global Securitization Corp.:
0.41%, 4/01/11 (d)	12,000	12,000,000
0.24%, 4/20/11 (d)	17,000	16,997,847
Thunder Bay Funding LLC:
0.26%, 4/11/11 (d)	17,671	17,669,724
0.25%, 6/08/11 (d)	15,000	14,992,917
Variable Funding Capital Co.,
0.27%, 4/20/11 (d)	15,000	14,997,862
Westpac Banking Corp.:
0.34%, 1/06/12 (b)	16,500	16,500,000
0.38%, 1/13/12 (b)	18,500	18,500,000

Total Commercial Paper – 29.7%		461,140,867

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	IDRB	Industrial Development Revenue Bonds	PSF	Permanent School Fund	SPEARS	Short Puttable Exempt Adjustable Receipts
AMT	Alternative Minimum Tax (subject to)			PUTTERS	Puttable Tax-Exempt Receipts
BAN	Bond Anticipation Notes	LOC	Letter of Credit	RB	Revenue Bonds	TECP	Tax-Exempt Commercial Paper
COP	Certificates of Participation	MB	Municipal Bonds	ROC	Reset Option Certificates	TRAN	Tax Revenue Anticipation Notes
GO	General Obligation Bonds	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tender	SBPA	Stand-by Bond Purchase Agreement	VRDN	Variable Rate Demand Notes
GTD	Guaranteed					VRDP	Variable Rate Demand Preferred
IDA	Industrial Development Authority	PCRB	Pollution Control Revenue Bonds

See Notes to Financial Statements.

10	BLACKROCK FUNDS	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Corporate Notes	Par (000)	Value
KBC Bank N.V., New York,
1.87%, 5/03/11 (a)(c)	$9,570	$9,570,000
Park Village Assisted Living LLC,
0.34%, 4/07/11 (c)	6,145	6,145,000
Rabobank Nederland N.V.,
2.05%, 4/07/11 (c)(e)	18,700	18,700,000

Total Corporate Notes – 2.2%		34,415,000

Master Notes – 1.0%
Merrill Lynch Pierce Fenner & Smith Inc.,
0.27%, 4/01/11 (c)	15,000	15,000,000
Municipal Bonds (c)
Brazos River Harbor Navigation District Brazoria County RB (JT Venture Project) Series 1998 VRDN (JPMorgan Chase Bank N.A. LOC),
0.26%, 4/01/11	10,400	10,400,000
Broomfield Urban Renewal Authority Tax Allocation (Event Center Project) Series 2005 VRDN (BNP Paribas LOC),
0.25%, 4/07/11	11,900	11,900,000
California GO Series 2004C-11 VRDN (BNP Paribas LOC),
0.23%, 4/07/11	7,960	7,960,000
California GO Series 2004C-4 VRDN (JPMorgan Chase & Co. LOC),
0.17%, 4/01/11	15,600	15,600,000
California Housing Finance Agency Home Mortgage RB Series 2003U AMT VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.25%, 4/07/11	7,600	7,600,000
California Pollution Control Financing Authority RB (Sierra Pacific Industries, Inc. Project) Series 1988 VRDN (Wells Fargo Bank N.A. LOC),
0.33%, 4/07/11	8,675	8,675,000
Harris County RB Municipal Trust Receipts Floaters Series 2008A VRDN (Societe Generale LOC),
0.25%, 4/07/11 (e)(f)	8,060	8,060,000
Houston Utility System RB (First Lien Water Revenue) Series 2004-B3 VRDN (Sumitomo Mitsui Banking Corp. LOC),
0.32%, 4/07/11	17,000	17,000,000
Massachusetts Bay Transportation Authority RB (General Transportation System Project) Series 2000 VRDN (Dexia Credit Local SBPA),
0.24%, 4/07/11	7,000	7,000,000
Michigan State Housing Development Authority RB Series 2009D VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.24%, 4/07/11	7,040	7,040,000
New York City GO Series 2003A-3 VRDN (BNP Paribas LOC),
0.22%, 4/07/11	10,000	10,000,000
New York City IDRB (New York Law School Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC),
0.21%, 4/07/11	9,550	9,550,000
Pennsylvania Economic Development Financing Authority Wastewater Treatment RB (Sunoco, Inc. Project) Series 2009B VRDN (JPMorgan Chase Bank N.A. LOC),
0.21%, 4/07/11	8,000	8,000,000
Rhode Island Housing & Mortgage Finance Corp. RB (Groves at Johnston Project) Series 2006 (Freddie Mac LOC),
0.27%, 4/07/11	26,350	26,350,000
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2010-B001 VRDN (Morgan Stanley Bank LOC),
0.29%, 4/07/11 (e)(f)	6,000	6,000,000
Savannah College Georgia RB (Art & Design Project) Series 2004 VRDN (Bank of America N.A. LOC),
0.27%, 4/07/11	5,400	5,400,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (Bank One N.A. LOC),
0.26%, 4/07/11	14,800	14,800,000

Total Municipal Bonds – 11.7%		181,335,000

Closed-End Investment Companies
California – 0.3%
Nuveen California Investment Quality Municipal Fund, Inc. Series 2010-1-956 VRDP (Citibank N.A. Liquidity Facility),
0.50%, 4/07/11 (c)(e)	5,000	5,000,000
New York – 0.5%
Nuveen New York Select Quality Municipal Fund, Inc. Series 2010-1-1648 VRDP (Citibank N.A. Liquidity Facility),
0.50%, 4/07/11 (c)(e)	7,600	7,600,000

Total Closed-End Investment Companies – 0.8%		12,600,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes: (b)
0.24%, 7/26/12	11,000	10,997,099
0.28%, 9/17/12	12,200	12,196,384
0.28%, 12/20/12	9,000	8,996,860
Federal Home Loan Bank Discount Notes,
0.21%, 7/11/11 (d)	14,555	14,546,629
Federal Home Loan Bank Variable Rate Notes,
0.24%, 10/06/11 (b)	12,000	11,997,488
Freddie Mac Discount Notes: (d)
0.20%, 8/16/11	15,000	14,988,584
0.19%, 8/30/11	9,500	9,492,429
Freddie Mac Variable Rate Notes: (b)
0.19%, 5/05/11	25,000	24,999,297
0.20%, 12/29/11	11,000	10,995,860
0.23%, 4/03/12	9,500	9,496,114
0.20%, 11/02/12	15,000	14,985,539
0.30%, 1/24/13	8,000	7,994,137

Total U.S. Government Sponsored Agency Obligations – 9.8%		151,686,420

U.S. Treasury Obligations
U.S. Treasury Bills: (d)
0.18%, 4/21/11	15,000	14,998,542
0.17%, 4/28/11	20,000	19,997,405
0.19%, 5/26/11	8,000	7,997,678
0.20%, 6/02/11	20,000	19,993,042
0.22%, 6/30/11	17,000	16,990,862
0.27%, 9/22/11	12,400	12,384,118
U.S. Treasury Notes:
0.88%, 5/31/11	13,175	13,188,792
4.88%, 5/31/11	10,200	10,277,504
1.13%, 6/30/11	35,000	35,077,457
4.50%, 9/30/11	17,000	17,356,425
4.63%, 10/31/11	15,000	15,380,523

Total U.S. Treasury Obligations – 11.8%		183,642,348

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2011	11

Schedule of Investments (concluded)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements – 3.1%
Deutsche Bank Securities Inc.,
0.15%, 4/01/11	$49,098	$49,098,000
(Purchased on 3/31/11 to be repurchased at $49,098,205, collateralized by Freddie Mac Note, 0.00% due at 2/11/14, par and fair value of $50,127,000 and $50,028,250, respectively)

Total Investments (Cost – $1,553,872,766*) – 100.0%		1,553,872,766
Liabilities in Excess of Other Assets – 0.0%		(587,036)

Net Assets – 100.0%		$1,553,285,730

*	Cost for federal income tax purposes.
(a)	Issuer is a US branch of a foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d)	Rate shown reflects the discount rate at the time of purchase.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	–	$1,553,872,766	–	$1,553,872,766

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

12	BLACKROCK FUNDS	MARCH 31, 2011

Schedule of Investments March 31, 2011	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.19%, 4/07/11	$5,000	$4,999,846
0.49%, 4/07/11	4,000	3,999,677
0.17%, 4/14/11	10,000	9,999,404
0.18%, 4/14/11	5,000	4,999,698
0.16%, 4/28/11	10,000	9,998,837
0.18%, 4/28/11	5,000	4,999,344
0.16%, 5/05/11	7,000	6,998,909
0.15%, 5/12/11	10,000	9,998,292
0.13%, 5/19/11	10,000	9,998,267
0.11%, 5/26/11	5,000	4,999,160
0.20%, 5/26/11	10,000	9,997,021
0.21%, 6/02/11	8,000	7,997,107
0.19%, 6/09/11	5,000	4,998,227
0.23%, 6/30/11	6,000	5,996,625
0.19%, 7/07/11	5,000	4,997,440
0.20%, 7/07/11	5,000	4,997,373
0.19%, 7/14/11	9,000	8,995,190
0.19%, 7/21/11	5,000	4,997,148
0.18%, 8/11/11	10,000	9,993,400
0.17%, 9/01/11	5,000	4,996,387
0.27%, 9/22/11	2,000	1,997,438
0.17%, 9/29/11	9,993	9,984,459
0.23%, 10/20/11	5,000	4,993,547
0.25%, 11/17/11	5,000	4,992,030
0.28%, 11/17/11	5,000	4,991,055
0.28%, 1/12/12	2,000	1,995,535
0.26%, 3/08/12	3,000	2,992,590
U.S. Treasury Notes, 1.00%, 10/31/11	8,500	8,537,759

Total U.S. Treasury Obligations – 50.2%		179,441,765

Repurchase Agreements
Barclays Capital Inc.,
0.17%, 5/17/11	25,000	25,000,000
(Purchased on 2/16/11 to be repurchased at $25,010,625, collateralized by U.S. Treasury Strip, 0.00% due at 2/15/28, par and fair value of $55,696,314 and $25,500,000, respectively)
Barclays Capital Inc.,
0.12%, 4/01/11	27,000	27,000,000
(Purchased on 3/31/11 to be repurchased at $27,000,090, collateralized by U.S. Treasury Bond, 4.38% due at 2/15/38, par and fair value of $27,923,800 and $27,540,062, respectively)
Deutsche Bank Securities Inc.,
0.10%, 4/01/11	24,633	24,633,000
(Purchased on 3/31/11 to be repurchased at $24,633,068, collateralized by U.S. Treasury Strip, 0.00% due at 8/15/23, par and fair value of $42,019,668 and $25,125,660, respectively)
HSBC Securities (USA) Inc.,
0.12%, 4/01/11	25,000	25,000,000

(Purchased on 3/31/11 to be repurchased at $25,000,083, collateralized by U.S. Treasury Strips, 0.00% due from 8/15/22 to 2/15/24, aggregate par and fair value of $41,037,047 and $25,503,032, respectively)

JPMorgan Securities Inc.,
0.10%, 4/01/11	19,000	19,000,000

(Purchased on 3/31/11 to be repurchased at $19,000,053, collateralized by U.S. Treasury Strips, 0.00% due from 8/15/18 to 2/15/35, aggregate par and fair value of $25,128,888 and $19,380,270, respectively)

Morgan Stanley & Co.,
0.11%, 4/01/11	16,000	16,000,000
(Purchased on 3/31/11 to be repurchased at $16,000,049, collateralized by U.S. Treasury Bond, 2.38% due at 1/15/25, par and fair value of $12,430,200 and $16,320,107, respectively)
RBS Securities Inc.,
0.12%, 4/01/11	25,000	25,000,000
(Purchased on 3/31/11 to be repurchased at $25,000,083, collateralized by U.S. Treasury Note, 3.00% due at 2/28/17, par and fair value of $24,845,000 and $25,501,831, respectively)
UBS Securities LLC,
0.12%, 4/01/11	16,000	16,000,000
(Purchased on 3/31/11 to be repurchased at $16,000,053, collateralized by U.S. Treasury Note, 0.63% due at 2/28/13, par and fair value of $16,356,700 and $16,320,004, respectively)

Total Repurchase Agreements – 49.7%		177,633,000

Total Investments (Cost – $357,074,765*) – 99.9%		357,074,765
Other Assets Less Liabilities – 0.1%		346,944

Net Assets – 100.0%		$357,421,709

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	–	$357,074,765	–	$357,074,765

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2011	13

Schedule of Investments March 31, 2011	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona – 3.0%
Ak-Chin Indian Community RB Series 2008 VRDN (Bank of America N.A. LOC),
0.28%, 4/07/11 (a)	$1,000	$1,000,000
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC),
0.28%, 4/07/11 (a)	2,305	2,305,000

		3,305,000

Arkansas – 1.4%
Little Rock Residential Housing & Public Facilities Board Capital Improvement RB (Park Systems Project) Series 2001 VRDN (Bank of America N.A. LOC),
0.27%, 4/07/11 (a)	1,250	1,250,000
University of Arkansas RB (UAMS Campus Project) Series 2010A MB,
2.00%, 12/01/11	250	251,941

		1,501,941

California – 4.5%
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007A-2 VRDN (Union Bank N.A. LOC),
0.17%, 4/07/11 (a)	2,700	2,700,000
California School Cash Reserve Program Authority RB Series 2011P MB,
2.50%, 1/31/12	200	202,532

Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility, Morgan Stanley Municipal Funding, Inc. Guaranty),

0.32%, 4/07/11 (a)(b)(c)	2,016	2,016,000

		4,918,532

Colorado – 2.9%
Colorado Educational & Cultural Facilities Authority RB (Parker & Denver High Schools Project) Series 2006 VRDN (Bank of America N.A. LOC),
0.22%, 4/01/11 (a)	2,630	2,630,000
Southglenn Metropolitan District RB Series 2007 VRDN (BNP Paribas LOC),
0.27%, 4/07/11 (a)	500	500,000

		3,130,000

District of Columbia – 0.2%
District of Columbia RB Series 2010E MB,
0.28%, 12/01/11 (a)	200	200,000

Florida – 0.3%
Pasco County School Board COP Series 2008C VRDN (Bank of America N.A. LOC),
0.28%, 4/07/11 (a)	300	300,000

Georgia – 1.8%
Meriwether County IDA RB (Crown Technology LLC Project) Series 2010 AMT VRDN (Federal Home Loan Bank LOC),
0.35%, 4/07/11 (a)	1,910	1,910,000

Illinois – 4.2%
Chicago GO Series 2003B-2 VRDN (JPMorgan Chase Bank N.A. SBPA),
0.23%, 4/01/11 (a)	1,300	1,300,000
Illinois Finance Authority RB (Central DuPage Health Project) Series 2004A VRDN (JPMorgan Chase Bank N.A. Liquidity Facility),
0.22%, 4/01/11 (a)	2,700	2,700,000
Illinois Finance Authority RB (Northwestern University Project) Series 2008 Mandatory Put Bonds,
0.43%, 3/01/12	400	400,000
Illinois State Toll Highway Authority RB Series 2007A-2A VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.30%, 4/07/11 (a)	200	200,000

		4,600,000

Indiana – 2.4%
Indiana Finance Authority RB (Hamilton Grove Project) Series 2008A VRDN (Bank of America N.A. LOC),
0.23%, 4/07/11 (a)	2,665	2,665,000

Louisiana – 2.3%
St. James Parish RB (Nucor Steel LLC Project) Series 2010B-1 VRDN,
0.26%, 4/07/11 (a)	2,500	2,500,000

Maryland – 2.0%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC),
0.26%, 4/07/11 (a)	1,155	1,155,000
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999B VRDN (Manufacturers and Traders Trust Co. LOC),
0.26%, 4/07/11 (a)	1,050	1,050,000

		2,205,000

Mississippi – 1.8%
Perry County PCRB (Leaf River Forest Products, Inc. Project) Series 2002 VRDN (Bank of America N.A. LOC),
0.28%, 4/07/11 (a)	2,000	2,000,000

Missouri – 1.7%
Missouri State Health & Educational Facilities Authority RB (SSM Health Care Project) Series 2001A MB,
5.25%, 6/01/11	100	101,819
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC),
0.33%, 4/07/11 (a)	1,745	1,745,000

		1,846,819

New Jersey – 6.3%
Chatham GO Series 2010 BAN,
1.25%, 6/01/11	500	500,500
Edison Township GO Series 2010 BAN,
1.00%, 9/02/11	3,000	3,002,633
Galloway Township GO Series 2010 BAN,
1.00%, 9/07/11	1,300	1,301,175
Montgomery Township GO Series 2011 BAN,
1.00%, 9/22/11	300	300,655
New Jersey Transportation Trust Fund Authority RB (Transportation System Project) Series 2005C MB,
5.25%, 6/15/11	200	201,910
Ocean City GO Series 2011 BAN,
1.25%, 3/09/12	600	601,725
Princeton Township GO Series 2010 BAN,
1.00%, 4/01/11	900	900,000

		6,808,598

New York – 4.1%
Nassau County Industrial Development Agency RB (Clinton Plaza Senior Housing Project) Series 2004 VRDN (Fannie Mae Guaranty),
0.38%, 4/07/11 (a)	250	250,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2000C VRDN (Dexia Credit Local SPBA),
0.24%, 4/01/11 (a)	400	400,000

See Notes to Financial Statements.

14	BLACKROCK FUNDS	MARCH 31, 2011

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2010DD-1 VRDN (TD Bank N.A. SBPA),
0.19%, 4/01/11 (a)	$2,700	$2,700,000
New York Thruway Authority RB Series 2009 BAN,
3.00%, 7/15/11	100	100,695
Rockland County IDRB (Northern River Assisted Living Project) Series 1999 VRDN (Manufacturers and Traders Trust Co. LOC),
0.35%, 4/07/11 (a)	1,065	1,065,000

		4,515,695

North Carolina – 8.7%
Durham County GO Series 2010A MB,
2.00%, 11/01/11	100	100,959
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2008 VRDN (Bank of America N.A. SBPA),
0.22%, 4/01/11 (a)	3,700	3,700,000
North Carolina Ports Authority RB Series 2008 VRDN (Branch Banking & Trust Co. LOC),
0.26%, 4/07/11 (a)	3,700	3,700,000
Pender County GO Series 2010 BAN,
1.25%, 7/06/11	2,000	2,003,725

		9,504,684

Ohio – 5.7%
Avon School District GO Series 2010 BAN,
1.12%, 12/14/11	655	657,034
Ohio Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006B VRDN (Wells Fargo Bank N.A. LOC),
0.22%, 4/01/11 (a)	1,000	1,000,000
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC),
0.25%, 4/07/11 (a)	4,500	4,500,000

		6,157,034

Pennsylvania – 16.1%
Berks County IDRB (Zenith Properties LP Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC),
0.46%, 4/07/11 (a)	5,870	5,870,000
Butler County IDA RB (Concordia Lutheran Project) Series 2008A VRDN (Bank of America N.A. LOC),
0.23%, 4/07/11 (a)	4,000	4,000,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN,
0.28%, 4/07/11 (a)	2,500	2,500,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-2 VRDN (Dexia Credit Local LOC),
0.29%, 4/07/11 (a)	4,765	4,765,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2005A VRDN (Bank of America N.A. SBPA),
0.21%, 4/01/11 (a)	400	400,000

		17,535,000

Tennessee – 2.1%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN,
0.34%, 10/27/11 (a)	1,300	1,300,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC),
0.30%, 4/07/11 (a)	960	960,000

		2,260,000

Texas – 3.6%
Brazos River Authority RB (Williamson County Regional Raw Water Line Project) Series 2011 MB,
2.00%, 9/01/11	595	598,203
Dallas Independent School District GO Series 2002 MB (Texas PSF Insurance),
5.25%, 2/15/12	1,000	1,040,812
Harris County Health Facilities Development Corp. RB (Methodist Hospital System Project) Series 2008A-2 VRDN,
0.19%, 4/01/11 (a)	2,300	2,300,000

		3,939,015

Utah – 6.3%
Salt Lake City RB (Spring Air Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC),
0.40%, 4/07/11 (a)	2,115	2,115,000
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Municipal Funding Liquidity Facility),
0.25%, 4/07/11 (a)(b)(c)	3,050	3,050,000
Utah GO Series 2011 MB,
2.00%, 2/15/12	1,640	1,661,392

		6,826,392

Virginia – 6.1%
Alexandria IDRB (American Correctional Assoc. Project) Series 2006 VRDN (Bank of America N.A. LOC),
0.45%, 4/07/11 (a)	3,075	3,075,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN,
0.37%, 10/27/11 (a)	500	500,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA),
0.22%, 4/01/11 (a)	3,045	3,045,000

		6,620,000

West Virginia – 0.2%
West Virginia Economic Development Authority RB (Appalachian Power Co. Project) Series 2008B VRDN (Mizuho Corp. Bank LOC),
0.36%, 4/07/11 (a)	200	200,000

Wisconsin – 6.4%
Amery IDRB (Plastech Corp. Project) Series 1997 AMT VRDN (U.S. Bank N.A. LOC),
0.40%, 4/07/11 (a)	2,000	2,000,000
Wisconsin TECP:
0.36%, 5/18/11	1,000	1,000,000
0.39%, 6/07/11	4,000	4,000,000

		7,000,000

Total Municipal Bonds – 94.1%		102,448,710

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2011	15

Schedule of Investments (concluded)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Closed-End Investment Companies	Par (000)	Value
Multi-State – 6.0%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility),
0.45%, 4/07/11 (a)(b)	$5,500	$5,500,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509 VRDP (Deutsche Bank A.G. LOC),
0.45%, 4/07/11 (a)(b)	1,000	1,000,000

Total Closed-End Investment Companies – 6.0%		6,500,000

Total Investments (Cost – $108,948,710*) – 100.1%		108,948,710
Liabilities in Excess of Other Assets – (0.1)%		(70,988)

Net Assets – 100.0%		$108,877,722

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	–	$108,948,710	–	$108,948,710

[1]	See above Schedule of Investments for values in each state.

See Notes to Financial Statements.

16	BLACKROCK FUNDS	MARCH 31, 2011

Schedule of Investments March 31, 2011	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey – 70.7%
Belmar GO Series 2010 BAN,
1.25%, 4/29/11	$400	$400,140
Burlington GO Series 2010 BAN,
1.25%, 6/23/11	600	600,419
Burlington Township GO Series 2011 BAN,
1.25%, 3/23/12	300	301,773
Butler GO Series 2010 BAN,
1.25%, 8/26/11	100	100,264
Cape May GO Series 2010,
1.25%, 7/21/11	900	901,385
Chatham GO Series 2010 BAN,
1.25%, 6/01/11	400	400,400
Clark Township GO Series 2011 BAN,
1.25%, 3/23/12	100	100,493
Edison Township GO Series 2010 BAN,
1.00%, 9/02/11	600	600,526
Essex County Improvement Authority RB (Pooled Governmental Loan Program Project) Series 1986 VRDN (Wells Fargo Bank N.A. LOC),
0.20%, 4/07/11 (a)	1,400	1,400,000
Fairfield Township GO Series 2011 BAN,
1.25%, 2/22/12	100	100,270
Florham Park GO Series 2011 BAN,
1.00%, 1/26/12	989	992,717
Galloway Township GO Series 2010 BAN,
1.00%, 9/07/11	1,000	1,000,904
Glen Rock GO Series 2011 BAN,
1.00%, 1/20/12	970	972,789
Kearny GO Series 2010 BAN,
1.50%, 6/29/11	800	800,480
Lower Township Municipal Utilities Authority RB Series 2010B,
2.00%, 9/23/11	300	302,074
Madison GO Series 2011 BAN,
1.00%, 1/20/12	500	501,841
Maplewood Township GO Series 2010 BAN,
1.50%, 11/18/11	500	502,196
Metuchen GO Series 2010 BAN,
1.50%, 5/26/11	1,000	1,000,910
Montgomery Township GO Series 2011 BAN,
1.00%, 9/22/11	200	200,436
Mountainside GO Series 2010 BAN,
1.50%, 11/04/11	350	351,486
New Jersey Clipper Tax-Exempt Certificate Trust RB Series 2009-31 VRDN (State Street Bank & Trust Co. Credit Agreement, State Street Bank & Trust Co. SBPA),
0.25%, 4/07/11 (a)(b)	2,900	2,900,000
New Jersey Economic Development Authority Chambers Series 2011 TECP (Dexia Credit Local LOC),
0.38%, 4/05/11	1,000	1,000,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 VRDN (Wells Fargo Bank N.A. LOC),
0.41%, 4/01/11 (a)	1,050	1,050,000
New Jersey Economic Development Authority RB (J. James Realty Co. Project) Series 1998 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.41%, 4/07/11 (a)	150	150,000
New Jersey Economic Development Authority RB (Jewish Family Service Project) Series 2002 VRDN (Wells Fargo Bank N.A. LOC),
0.34%, 4/07/11 (a)	660	660,000
New Jersey Economic Development Authority RB (Morris Museum Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC),
0.21%, 4/07/11 (a)	3,020	3,020,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.31%, 4/07/11 (a)	1,660	1,660,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2001 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.31%, 4/07/11 (a)	180	180,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.41%, 4/07/11 (a)	1,000	1,000,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1998 VRDN (Wells Fargo Bank N.A. LOC),
0.34%, 4/07/11 (a)	915	915,000
New Jersey Economic Development Authority RB (Presbyterian Homes Assisted Living Project) Series 2006B VRDN (TD Bank N.A. LOC),
0.18%, 4/07/11 (a)	225	225,000
New Jersey Economic Development Authority Thermal Energy Facilities RB (Marina Energy LLC Project) Series 2001A AMT VRDN (Wells Fargo Bank N.A. LOC),
0.30%, 4/07/11 (a)	600	600,000
New Jersey Health Care Facilities Financing Authority RB (Robert Wood Johnson University Project) Series 2004 VRDN (Wells Fargo Bank N.A. LOC),
0.19%, 4/07/11 (a)	1,100	1,100,000
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC),
0.18%, 4/07/11 (a)	1,200	1,200,000
New Jersey Higher Education Assistance Authority Student Loan RBC Municipal Products, Inc. Trust Series 2008L-36 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility),
0.29%, 4/07/11 (a)(b)	3,800	3,800,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2005 AMT VRDN (Dexia Credit Local SBPA),
0.32%, 4/07/11 (a)	1,925	1,925,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2008Z AMT VRDN (BNP Paribas SBPA),
0.22%, 4/07/11 (a)	780	780,000
New Jersey Tobacco Settlement Financing Corp. RB Municipal Trust Receipts Floaters Series 2008-2959 VRDN (Morgan Stanley & Co., Inc. LOC),
0.32%, 4/07/11 (a)(b)(c)	450	450,000
New Jersey Transportation Trust Fund Authority RB (Transportation System Project) Series 2009D VRDN (Sumitomo Mitsui Banking Corp. LOC),
0.22%, 4/07/11 (a)	1,100	1,100,000
New Jersey Transportation Trust Fund Authority RB SPEARS (Transportation System Project) Series 2007DB-447 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA),
0.25%, 4/07/11 (a)(b)(c)	4,245	4,245,000
New Jersey Turnpike Authority RB Series 2003C-2 VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA),
0.34%, 4/07/11 (a)	2,200	2,200,000
New Jersey Turnpike Authority RB Series 2003C-3 VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA),
0.34%, 4/07/11 (a)	2,300	2,300,000
New Jersey Turnpike Authority RB Series 2009 ROC-RR-II-R-10380 VRDN (BHAC-CR Insurance, Citibank N.A. Liquidity Facility),
0.26%, 4/07/11 (a)(b)(c)	1,000	1,000,000

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2011	17

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Providence GO Series 2011 BAN,
1.00%, 7/20/11	$453	$453,493
North Wildwood GO Series 2010 BAN,
1.50%, 5/20/11	800	800,595
Ocean City GO Series 2011 BAN,
1.25%, 3/09/12	370	371,064
Ocean Township GO Series 2010 BAN,
1.25%, 12/20/11	500	501,644
Palisades Park GO Series 2010 BAN,
1.25%, 4/21/11	500	500,140
Port Authority of New York & New Jersey RB PUTTERS Series 2006-1546 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility),
0.25%, 4/07/11 (a)(b)(c)	915	915,000
Princeton Township GO Series 2010 BAN,
1.00%, 4/01/11	700	700,000
Robbinsville Township GO Series 2011 BAN,
1.00%, 1/11/12	979	980,970
Secaucus GO Series 2010 BAN,
1.25%, 6/17/11	500	500,324
Stafford Township GO Series 2010 BAN,
1.25%, 6/01/11	1,300	1,301,325
Toms River GO Series 2010 BAN,
1.25%, 12/16/11	300	301,396

		52,317,454

Puerto Rico – 17.2%
Commonwealth of Puerto Rico GO Austin Trust Certificates Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.43%, 4/07/11 (a)(b)	10,700	10,700,000
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA),
0.24%, 4/07/11 (a)	2,000	2,000,000

		12,700,000

Total Municipal Bonds – 87.9%		65,017,454

Closed-End Investment Companies
New Jersey – 8.1%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2010-1-1443 VRDP (Citibank N.A. Liquidity Facility),
0.50%, 4/07/11 (a)(b)	4,000	4,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2010-1-886 VRDP (Citibank N.A. Liquidity Facility),
0.50%, 4/07/11 (a)(b)	2,000	2,000,000

Total Closed-End Investment Companies – 8.1%		6,000,000

Total Investments (Cost – $71,017,454*) – 96.0%		71,017,454
Other Assets Less Liabilities – 4.0%		2,990,303

Net Assets – 100.0%		$74,007,757

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	–	$71,017,454	–	$71,017,454

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

18	BLACKROCK FUNDS	MARCH 31, 2011

Schedule of Investments March 31, 2011	BlackRock North Carolina Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina – 75.0%
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC),
0.26%, 4/07/11 (a)	$2,500	$2,500,000
Charlotte Housing Authority RB (Stonehaven East Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC),
0.26%, 4/07/11 (a)	500	500,000
Charlotte-Mecklenberg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2007D VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA),
0.29%, 4/07/11 (a)	500	500,000
Mecklenburg County COP Series 2006 VRDN (Branch Banking & Trust Co. SBPA),
0.26%, 4/07/11 (a)	800	800,000
Mecklenburg County GO Series 2009D VRDN,
0.35%, 10/27/11 (a)	3,890	3,890,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.26%, 4/07/11 (a)	720	720,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.26%, 4/07/11 (a)	140	140,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2006A VRDN (Citibank N.A. Liquidity Facility),
0.25%, 4/07/11 (a)(b)(c)	1,000	1,000,000
North Carolina Capital Facilities Finance Agency RB PUTTERS (Duke University Project) Series 2008-3248 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility),
0.23%, 4/07/11 (a)(b)(c)	295	295,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1987A VRDN,
0.17%, 4/07/11 (a)	1,000	1,000,000
North Carolina GO Series 2002F VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.21%, 4/07/11 (a)	1,800	1,800,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001A VRDN (Bank of America N.A. SBPA),
0.25%, 4/07/11 (a)	400	400,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2008 VRDN (Bank of America N.A. SBPA),
0.22%, 4/01/11 (a)	100	100,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health Systems Project) Series 2004A VRDN,
0.23%, 4/07/11 (a)	1,700	1,700,000
North Carolina Public Improvement GO Series 2002G VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.20%, 4/07/11 (a)	400	400,000
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale Liquidity Facility),
0.23%, 4/07/11 (a)	2,220	2,220,000
Pender County GO Series 2010 BAN,
1.25%, 7/06/11	1,000	1,001,862
Raleigh Comb Enterprise System RB 2006 ROC-RR-II R-645 VRDN (Citibank N.A. Liquidity Facility),
0.25%, 4/07/11 (a)(b)(c)	1,000	1,000,000
Raleigh COP (Downtown Improvement Project) Series 2004A VRDN (Wells Fargo Bank N.A. SBPA),
0.23%, 4/07/11 (a)	1,300	1,300,000
Raleigh COP (Downtown Improvement Project) Series 2005B VRDN (RBC Bank USA Inc. SBPA),
0.28%, 4/07/11 (a)	4,400	4,400,000
Raleigh RB Series 2009 VRDN,
0.35%, 10/27/11 (a)	965	965,000
Sampson County COP Eclipse Funding Trust Series 2006-0160 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. SBPA),
0.26%, 4/07/11 (a)(b)(c)	325	325,000
University of North Carolina at Chapel Hill RB Eagle Trust Receipts Floaters Series 2005A VRDN (Citibank N.A. Liquidity Facility),
0.25%, 4/07/11 (a)(b)(c)	2,100	2,100,000
University of North Carolina at Chapel Hill RB Series 2001B VRDN,
0.17%, 4/07/11 (a)	1,800	1,800,000
University of North Carolina at Chapel Hill RB Series 2001B VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.21%, 4/01/11 (a)	2,100	2,100,000
Winston-Salem Water & Sewer System RB Series 2008C VRDN (Dexia Credit Local SBPA),
0.24%, 4/07/11 (a)	2,200	2,200,000

		35,156,862

Puerto Rico – 12.8%
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA),
0.24%, 4/07/11 (a)	6,000	6,000,000

Total Investments (Cost — $41,156,862*) – 87.8%		41,156,862
Other Assets Less Liabilities – 12.2%		5,693,265

Net Assets – 100.0%		$46,850,127

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2011	19

Schedule of Investments (concluded)	BlackRock North Carolina Municipal Money Market Portfolio

than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	–	$41,156,862	–	$41,156,862

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

20	BLACKROCK FUNDS	MARCH 31, 2011

Schedule of Investments March 31, 2011	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio – 88.6%
Akron Bath Copley Joint Township Hospital District RB (Akron General Health Project) Series 2008 VRDN (JPMorgan Chase & Co. LOC),
0.23%, 4/07/11 (a)	$4,300	$4,300,000
Allen County RB (Catholic Healthcare Project) Series 2008B VRDN (JPMorgan Chase Bank LOC),
0.22%, 4/01/11 (a)	1,350	1,350,000
Allen County RB (Catholic Healthcare Project) Series 2010C VRDN (Bank of Nova Scotia LOC),
0.21%, 4/01/11 (a)	2,400	2,400,000
Avon School District GO Series 2010 BAN,
1.12%, 12/14/11	600	601,863
Beachwood GO Series 2010 BAN,
1.50%, 8/11/11	900	902,747
Butler County GO (Various Purposes Project) Series 2010 BAN,
0.65%, 8/04/11	1,300	1,300,000
Butler County Healthcare Facilities RB (Lifesphere Project) Series 2002 VRDN (U.S. Bank N.A. LOC),
0.25%, 4/07/11 (a)	4,000	4,000,000
Cleveland Waterworks RB Series 2008Q VRDN (Bank of America N.A. LOC),
0.24%, 4/07/11 (a)	1,400	1,400,000
Columbus Regional Airport Authority RB SPEARS Series 2007 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA),
0.25%, 4/07/11 (a)(b)(c)	1,400	1,400,000
Columbus School District GO Series 2010 BAN,
2.00%, 12/01/11	1,000	1,010,174
Delaware County Port Authority Economic Development RB (The Columbus Zoological Park Assoc. Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC),
0.26%, 4/07/11 (a)	3,200	3,200,000
Delaware GO Series 2010 BAN,
1.25%, 4/27/11	1,000	1,000,467
Dublin School District GO Series 2010 BAN,
1.00%, 12/08/11	1,850	1,856,070
Franklin County Senior Housing RB (St. George on the Commons Apartments Project) Series 2007 AMT VRDN (Fannie Mae Guaranty),
0.28%, 4/07/11 (a)	915	915,000
Lebanon GO (Water System Improvement Project) Series 2010 BAN,
1.25%, 4/05/11	1,800	1,800,108
Lima RB (Lima Memorial Hospital Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC),
0.28%, 4/07/11 (a)	4,000	4,000,000
Lorain County Port Authority RB (St. Ignatius High School Project) Series 2008 VRDN (U.S. Bank N.A. LOC),
0.24%, 4/07/11 (a)	515	515,000
Marysville Wastewater Treatment System GO Series 2010 Notes,
1.25%, 6/01/11	100	100,083
Mason GO Series 2011 BAN,
1.50%, 6/29/11	1,600	1,604,182
Miami County GO Series 2010 BAN,
1.88%, 6/01/11	300	300,488
Montgomery County RB (Catholic Healthcare Project) Series 2004B-2 VRDN (Bayerische Landesbank Girozentrale SBPA),
0.26%, 4/07/11 (a)	1,200	1,200,000
North Ridgeville GO Series 2010 BAN,
1.00%, 4/14/11	500	500,044
North Ridgeville GO Series 2011 BAN,
1.00%, 4/10/12	730	732,519
Ohio Air Quality Development Authority RB (Dayton Power & Light Project) Series 2008B VRDN (JPMorgan Chase & Co. LOC),
0.24%, 4/07/11 (a)	2,000	2,000,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.25%, 4/07/11 (a)	1,600	1,600,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009D VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.26%, 4/07/11 (a)	600	600,000
Ohio GO (Common Schools Project) Series 2005B VRDN (Ohio State SBPA),
0.20%, 4/07/11 (a)	1,290	1,290,000
Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 2008B-1 VRDN (Bank of America N.A. LOC),
0.22%, 4/01/11 (a)	2,000	2,000,000
Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 2008B-2 VRDN (Bank of America N.A. LOC),
0.19%, 4/01/11 (a)	3,350	3,350,000
Ohio Higher Educational Facility RB (Ohio Dominican University Project) Series 2007 VRDN (JPMorgan Chase & Co. LOC),
0.26%, 4/07/11 (a)	900	900,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2006F AMT VRDN (Citibank N.A. SBPA),
0.23%, 4/07/11 (a)	1,400	1,400,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2007B AMT VRDN (KBC Bank N.V. SBPA),
0.27%, 4/07/11 (a)	4,650	4,650,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2008H AMT VRDN (Federal Home Loan Bank SBPA),
0.24%, 4/07/11 (a)	3,800	3,800,000

Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Program) Series 2008 ROC-RR-II-R-11575 VRDN (Citibank N.A. Liquidity Facility, Fannie Mae Guaranty, Ginnie Mae Guaranty),

0.26%, 4/07/11 (a)(b)(c)	475	475,000
Ohio Housing Finance Agency Mortgage RB MERLOTS Trust Receipts Series 2001A-78 VRDN (Wells Fargo Bank N.A. SBPA, Ginnie Mae Guaranty),
0.32%, 4/07/11 (a)(b)(c)	495	495,000
Ohio Water Development Authority Facilities PCRB (First Energy Corp. Project) Series 2006A VRDN (USB AG LOC),
0.19%, 4/01/11 (a)	5,300	5,300,000
Ohio Water Development Authority Facilities PCRB (First Energy Nuclear Project) Series 2006B VRDN (Wells Fargo Bank N.A. LOC),
0.22%, 4/01/11 (a)	4,900	4,900,000
Sharonville GO Series 2010 BAN,
1.25%, 7/14/11	3,000	3,004,237
Strongsville GO Series 2011 BAN,
1.50%, 11/03/11	2,500	2,514,721
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC),
0.25%, 4/07/11 (a)	8,300	8,300,000

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2011	21

Schedule of Investments (concluded)	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.39%, 4/07/11 (a)	$3,600	$3,600,000
Willoughby GO Series 2010 BAN,
1.25%, 10/07/11	300	301,174

		86,868,877

Puerto Rico – 6.5%
Commonwealth of Puerto Rico GO Austin Trust Certificates Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.43%, 4/07/11 (a)(b)	2,400	2,400,000
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA),
0.24%, 4/07/11 (a)	4,000	4,000,000

		6,400,000

Total Investments (Cost — $93,268,877*) – 95.1%		93,268,877
Other Assets Less Liabilities – 4.9%		4,765,761

Net Assets – 100.0%		$98,034,638

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	–	$93,268,877	–	$93,268,877

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

22	BLACKROCK FUNDS	MARCH 31, 2011

Schedule of Investments March 31, 2011	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania – 98.3%
Allegheny County Airport Authority RB Municipal Trust Receipts Floaters Series 2002-3965 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Credit Agreement),
0.50%, 4/07/11 (a)(b)(c)	$6,000	$6,000,000
Allegheny County GO Series 2011 TRAN,
1.00%, 4/05/11	6,000	6,000,411
Allegheny County Hospital Development Authority RB (University of Pittsburgh Medical Center Project) Series 2010B-2 VRDN (Deutsche Bank A.G. LOC),
0.21%, 4/07/11 (c)	5,600	5,600,000
Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2010E-16 VRDN (Royal Bank of Canada LOC),
0.25%, 4/07/11 (a)(c)	2,200	2,200,000
Allegheny County IDRB (Residential Resources Inc. Project) Series 2001 MB,
6.60%, 9/01/11	1,540	1,578,954
Beaver County IDA RB (FirstEnergy Nuclear Project) Series 2006B VRDN (FirstEnergy Solutions Guaranty Agreement, Citibank N.A. LOC),
0.22%, 4/07/11 (c)	2,600	2,600,000
Berks County IDRB (Tray-Pak Corp. Project) Series 2001A AMT VRDN (Wells Fargo Bank N.A. LOC),
0.46%, 4/07/11 (c)	970	970,000
Blair County Industrial Development Authority RB (Homewood at Martinsburg Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC),
0.31%, 4/07/11 (c)	6,550	6,550,000
Bucks County IDA RB (Grand View Hospital Project) Series 2008A VRDN (TD Bank N.A. LOC),
0.18%, 4/07/11 (c)	8,800	8,800,000
Butler County IDA RB (Concordia Lutheran Project) Series 2004A VRDN (Bank of America N.A. LOC),
0.23%, 4/07/11 (c)	4,810	4,810,000
Butler County IDA RB (Concordia Lutheran Project) Series 2008A VRDN (Bank of America N.A. LOC),
0.23%, 4/07/11 (c)	6,115	6,115,000
Delaware County IDRB (Resource Recovery Facility Project) Series 1997G VRDN (General Electric Capital Corp.):
0.21%, 4/07/11 (c)	13,700	13,700,000
0.21%, 4/07/11 (c)	2,750	2,750,000
Delaware County IDRB (Resource Recovery Facility Project) Series 2009C VRDN (General Electric Capital Corp.),
0.21%, 4/07/11 (c)	700	700,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN,
0.28%, 4/07/11 (c)	100	100,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-2 VRDN (Dexia Credit Local LOC),
0.29%, 4/07/11 (c)	9,120	9,120,000
Downingtown Area School District RBC Municipal Products, Inc. Trust Series 2010E-13 VRDN (Royal Bank of Canada Liquidity Facility),
0.25%, 4/07/11 (a)(c)	2,405	2,405,000
Emmaus General Authority Local Government RB Series 1989H-22 VRDN (U.S. Bank N.A. LOC),
0.24%, 4/07/11 (c)	3,700	3,700,000
Emmaus General Authority RB (Pennsylvania Loan Program) Series 2000A VRDN (U.S. Bank N.A. LOC),
0.25%, 4/07/11 (c)	2,850	2,850,000
Emmaus General Authority RB Series 1989F-24 VRDN (U.S. Bank N.A. LOC),
0.24%, 4/07/11 (c)	4,000	4,000,000
Emmaus General Authority RB Series 1989G-18 VRDN (U.S. Bank N.A. LOC),
0.24%, 4/07/11 (c)	2,000	2,000,000
Emmaus General Authority RB Series 1996 VRDN (AGM Corp. Insurance, Wells Fargo Bank N.A. SBPA),
0.29%, 4/07/11 (c)	20,510	20,510,000
Erie County Hospital Authority RB (St. Mary’s Home Erie Project) Series 2008A VRDN (Bank of America N.A. LOC),
0.28%, 4/07/11 (c)	5,400	5,400,000
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.41%, 4/07/11 (c)	1,730	1,730,000
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC),
0.25%, 4/07/11 (c)	1,740	1,740,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank N.A. LOC),
0.22%, 4/01/11 (c)	4,190	4,190,000
Lawrence County IDRB (L&N Metallurgical Products Project) Series 1996 AMT VRDN (BNP Paribas LOC),
0.32%, 4/07/11 (c)	3,080	3,080,000
Lehigh County General Purpose Authority RB (Muhlenberg College Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.24%, 4/07/11 (c)	2,500	2,500,000
Lehigh County General Purpose Hospital Authority RB (Lehigh Valley Health Network Project) Series 2008B VRDN (Assured Guaranty Corp. Insurance, Wells Fargo Bank N.A. SBPA),
0.22%, 4/01/11 (c)	9,400	9,400,000
Montgomery County IDA RB (Active Retirement Life Community Project) Series 2002 VRDN (TD Bank N.A. LOC),
0.19%, 4/01/11 (c)	6,960	6,960,000
Montgomery County IDA RB (Fountain Life Christian Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC),
0.31%, 4/07/11 (c)	1,200	1,200,000
Moon IDRB (Providence Point Project) Series 2007 VRDN (Bank of Scotland Plc LOC),
0.24%, 4/07/11 (c)	3,985	3,985,000
Northampton County IDRB (Bethlehem Contracting Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.66%, 4/07/11 (c)	1,660	1,660,000
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.46%, 4/07/11 (c)	1,500	1,500,000
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007 VRDN (State Street Bank & Trust Co. Liquidity Facility),
0.28%, 4/07/11 (a)(c)	27,500	27,500,000
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.41%, 4/07/11 (c)	13,600	13,600,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC),
0.31%, 4/07/11 (c)	1,515	1,515,000
Pennsylvania Economic Development Financing Authority RB (Merck & Co., Inc. West Point Project) Series 2001 AMT VRDN,
0.30%, 4/07/11 (c)	10,600	10,600,000

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2011	23

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority RB (Solar Innovations Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC),
0.56%, 4/07/11 (c)	$4,000	$4,000,000
Pennsylvania GO Series 2007 ROC-RR-II-R-11056 VRDN (Citibank N.A. Liquidity Facility),
0.25%, 4/07/11 (a)(b)(c)	1,200	1,200,000
Pennsylvania Higher Educational Facilities Authority RB (Bryn Mawr College Project) Series 2009 MB,
0.43%, 2/02/12	5,240	5,240,000
Pennsylvania Higher Educational Facilities Authority RB (Gwynedd Mercy College Project) Series 2007-P1 VRDN (TD Bank N.A. LOC, TD Bank N.A. Liquidity Facility),
0.21%, 4/07/11 (c)	2,000	2,000,000
Pennsylvania Higher Educational Facilities Authority RB (Thomas Jefferson University Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC),
0.23%, 4/07/11 (c)	1,800	1,800,000
Pennsylvania Higher Educational Facilities Authority RB PUTTERS (Trustees of the University of Pennsylvania Project) Series 2008-2844 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility),
0.25%, 4/07/11 (a)(b)(c)	1,605	1,605,000
Pennsylvania Housing Finance Agency RB (Rental Housing Project) Series 2008D VRDN (Bank of America N.A. SBPA),
0.24%, 4/07/11 (c)	1,365	1,365,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2007-1213B AMT VRDN (JPMorgan Chase & Co. Liquidity Facility),
0.36%, 4/07/11 (a)(b)(c)	270	270,135
Pennsylvania Housing Finance Agency Single Family Mortgage RB PUTTERS Series 2009-3297 AMT VRDN (JPMorgan Chase Bank N.A. Liquidity Facility),
0.36%, 4/07/11 (a)(b)(c)	1,190	1,190,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2005-87C AMT VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.25%, 4/07/11 (c)	1,600	1,600,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2006-95C AMT VRDN (Dexia Credit Local SBPA),
0.25%, 4/07/11 (c)	4,200	4,200,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2007-99C AMT VRDN (Dexia Credit Local SBPA),
0.37%, 4/07/11 (c)	2,400	2,400,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2010-111 AMT,
0.45%, 9/22/11 (c)	6,700	6,700,000
Pennsylvania State University RB Series 2002 MB,
5.25%, 8/15/11	800	814,652
Pennsylvania Turnpike Commission RB (Multi-Modal Project) Series 2010A-1 VRDN (JPMorgan Chase Bank N.A. SBPA),
0.25%, 4/07/11 (c)	6,750	6,750,000
Philadelphia Airport RB Series 2005C AMT VRDN (TD Bank N.A. LOC),
0.23%, 4/07/11 (c)	1,760	1,760,000
Philadelphia Airport RB SPEARS Series 2008DB-495 VRDN (Deutsche Bank A.G. Liquidity Facility, Deutsche Bank A.G. Credit Agreement),
0.27%, 4/07/11 (a)(b)(c)	5,470	5,470,000
Philadelphia Authority IDRB (Chestnut Hill Academy Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC),
0.34%, 4/07/11 (c)	3,800	3,800,000
Philadelphia Authority IDRB (Chestnut Hill College Project) Series 2007A VRDN (Wells Fargo Bank N.A. LOC),
0.24%, 4/07/11 (c)	810	810,000
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 VRDN (TD Bank N.A. LOC),
0.21%, 4/07/11 (c)	5,435	5,435,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.23%, 4/07/11 (c)	960	960,000
Philadelphia Authority IDRB (Universal Community Homes Project) Series 2003 VRDN (Wells Fargo Bank N.A. LOC),
0.39%, 4/07/11 (c)	1,015	1,015,000
Philadelphia Authority IDRB Series 2007B VRDN (JPMorgan Chase Bank N.A. LOC, Bank of New York LOC),
0.24%, 4/07/11 (c)	1,800	1,800,000
Philadelphia Gas Works RB Series 2001-3 MB,
5.12%, 8/01/11	3,600	3,657,289
Philadelphia Gas Works RB Series 2009C VRDN (Bank of Nova Scotia LOC),
0.22%, 4/07/11 (c)	6,200	6,200,000
Philadelphia Gas Works RB Series 2009D VRDN (Bank of America N.A. LOC),
0.22%, 4/07/11 (c)	3,900	3,900,000
Philadelphia Gas Works RB Series 2009E VRDN (JPMorgan Chase Bank N.A. LOC),
0.23%, 4/07/11 (c)	1,400	1,400,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2002B VRDN (JPMorgan Chase Bank N.A. SBPA),
0.21%, 4/01/11 (c)	1,000	1,000,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2003A VRDN (JPMorgan Chase & Co. SBPA),
0.21%, 4/01/11 (c)	1,300	1,300,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2005A VRDN (Bank of America N.A. SBPA),
0.21%, 4/01/11 (c)	3,735	3,735,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2008A VRDN (Wells Fargo Bank N.A. SBPA),
0.21%, 4/01/11 (c)	500	500,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2011 VRDN (Bank of America N.A. SBPA),
0.21%, 4/01/11 (c)	4,000	4,000,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Wills Eye Hospital Project) Series 2000 VRDN (JPMorgan Chase Bank N.A. LOC),
0.25%, 4/07/11 (c)	3,885	3,885,000
Pittsburgh Water & Sewer Authority RB Series 2009C-1A MB (AGM Corp. Insurance, Federal Home Loan Bank LOC, NRW Bank LOC),
0.45%, 9/01/11 (c)	4,500	4,500,000
University of Pittsburgh RB Series 2010 Notes,
2.00%, 5/31/11	6,100	6,115,235
Venango County IDRB (Scrubgrass Project) Series 2011 TECP (Dexia Credit Local LOC):
0.41%, 4/05/11	3,000	3,000,000
0.42%, 4/06/11	2,000	2,000,000
0.41%, 4/07/11	1,772	1,772,000

See Notes to Financial Statements.

24	BLACKROCK FUNDS	MARCH 31, 2011

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Washington County Authority RB (Girard Estate Project) Series 1999 VRDN (JPMorgan Chase Bank N.A. LOC),
0.25%, 4/07/11 (c)	$1,870	$1,870,000
York County GO Series 2011 TRAN,
1.00%, 4/29/11	5,000	5,002,325
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC),
0.26%, 4/07/11 (c)	2,160	2,160,000
York County IDRB (Allied-Signal, Inc. Project) Series 1993 VRDN,
0.42%, 4/07/11 (c)	1,000	1,000,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.46%, 4/07/11 (c)	1,035	1,035,000

Total Municipal Bonds – 98.3%		329,836,001

Closed-End Investment Companies
Pennsylvania – 1.7%
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2010-1-1125 VRDP (Citibank N.A. Liquidity Facility),
0.50%, 4/07/11 (a)(c)	3,000	3,000,000
Nuveen Pennsylvania Premium Income Municipal Fund, Inc. II Series 2010-1-1000 VRDP (Citibank N.A. Liquidity Facility),
0.50%, 4/07/11 (a)(c)	2,500	2,500,000

Total Closed-End Investment Companies – 1.7%		5,500,000

Total Investments (Cost — $335,336,001*) – 100.0%		335,336,001
Other Assets Less Liabilities – 0.0%		141,699

Net Assets – 100.0%		$335,477,700

*	Cost for federal income tax purposes.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	–	$335,336,001	–	$335,336,001

[1]	See above Schedule of Investments for values in the state.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2011	25

Schedule of Investments March 31, 2011	BlackRock Virginia Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia – 84.4%
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC),
0.31%, 4/07/11 (a)	$2,890	$2,890,000
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Guaranty),
0.26%, 4/07/11 (a)	1,020	1,020,000
Chesterfield Health Center Commission Residential Care Facility RB (Lucy Corr Village Project) Series 2008B VRDN (Branch Banking & Trust Co. LOC),
0.26%, 4/07/11 (a)	60	60,000
Fairfax County Economic Development Authority Health Care Facilities RB (Capital Hospice Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC),
0.26%, 4/07/11 (a)	1,000	1,000,000
Fairfax County Economic Development Authority RB (Retirement Greenspring Project) Series 2006B VRDN (Wells Fargo Bank N.A. LOC),
0.23%, 4/07/11 (a)	360	360,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2005C-1 VRDN (JPMorgan Chase & Co. SBPA),
0.22%, 4/01/11 (a)	2,600	2,600,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN,
0.37%, 10/27/11 (a)	1,500	1,500,000
Hampton Redevelopment & Housing Authority RB (Multi-Family Housing Project) Series 1998 VRDN (Fannie Mae Guaranty),
0.25%, 4/07/11 (a)	325	325,000
Henrico County Water & Sewer RB Series 2007 ROC-RR-II-R-753PB VRDN (PB Capital Corp. Liquidity Facility),
0.28%, 4/07/11 (a)(b)(c)	1,085	1,085,000
Loudoun County IDA RB (Howard Hughes Medical Institute Project) Series 2003B VRDN,
0.20%, 4/07/11 (a)	500	500,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003A VRDN,
0.20%, 4/07/11 (a)	700	700,000
Louisa County IDRB (Pooled Financing Project) Series 1995 VRDN (Bank of America N.A. LOC),
0.26%, 4/07/11 (a)	100	100,000
Montgomery County IDA RB (Virginia Technical Foundation Project) Series 2005 VRDN (Bank of America N.A. LOC),
0.23%, 4/01/11 (a)	1,145	1,145,000
Newport News IDRB (CNU Warwick LLC Student Apartments Project) Series 2004 VRDN (Bank of America N.A. LOC),
0.28%, 4/07/11 (a)	200	200,000
Norfolk Redevelopment & Housing Authority RB (Old Dominion University Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.25%, 4/01/11 (a)	200	200,000
Richmond IDA RB (Crow-Klein Project) Series 1987A VRDN (Wells Fargo Bank N.A. LOC),
0.45%, 5/15/11 (a)	1,620	1,620,000
Richmond Utility RB Series 2009 ROC-RR-II-R-10410 VRDN (AGM Corp. Insurance, Citibank N.A. SBPA),
0.25%, 4/07/11 (a)(b)(c)	1,100	1,100,000
Stafford County & Staunton IDA RB (Vaco Commonwealth Loans Project) Series 2009A-1 VRDN (U.S. Bank N.A. LOC),
0.26%, 4/07/11 (a)	1,235	1,235,000
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 VRDN (Branch Banking & Trust Co. LOC),
0.26%, 4/07/11 (a)	600	600,000
Virginia College Building Authority RB (21st Century College & Equipment Project) Barclays Capital Municipal Trust Receipts Floater Series 2009-4B-REG D VRDN (Barclays Bank Plc Liquidity Facility),
0.30%, 4/07/11 (a)(b)(c)	2,000	2,000,000
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificate Trust RB Series 2007-2009-38 VRDN (State Street Bank & Trust Co. Liquidity Facility),
0.25%, 4/07/11 (a)(b)	2,300	2,300,000
Virginia Public Building Authority RB Series 2005D VRDN (Dexia Credit Local SBPA),
0.30%, 4/07/11 (a)	1,200	1,200,000
Winchester Authority Residential Care Facility IDRB (Westminster-Canterbury Project) Series 2005B VRDN (Branch Banking & Trust Co. LOC),
0.26%, 4/07/11 (a)	200	200,000

		23,940,000

Puerto Rico – 9.1%
Commonwealth of Puerto Rico GO Austin Trust Certificates Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.43%, 4/07/11 (a)(b)	1,200	1,200,000
Commonwealth of Puerto Rico GO Series 2007A-2 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA),
0.24%, 4/07/11 (a)	1,400	1,400,000

		2,600,000

Total Investments (Cost — $26,540,000*) – 93.5%		26,540,000
Other Assets Less Liabilities – 6.5%		1,830,644

Net Assets – 100.0%		$28,370,644

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

26	BLACKROCK FUNDS	MARCH 31, 2011

Schedule of Investments (concluded)	BlackRock Virginia Municipal Money Market Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	–	$26,540,000	–	$26,540,000

[1]	See above Schedule of Investments for values in the state or political subdivision.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2011	27

Statements of Assets and Liabilities

March 31, 2011	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio
Assets
Investments at value[1]	$1,504,774,766	$179,441,765	$108,948,710	$71,017,454
Repurchase agreements at value[2]	49,098,000	177,633,000	–	–
Cash	94	732	70,301	7,134
Interest receivable	1,138,033	41,139	94,768	128,183
Capital shares sold receivable	712,903	441,817	20,148	–
Receivable from advisor	201,107	29,353	9,906	4,764
Investments sold receivable	–	–	–	2,946,175
Prepaid expenses	95,143	40,328	29,535	11,386

Total assets	1,556,020,046	357,628,134	109,173,368	74,115,096

Liabilities
Investments purchased payable	–	–	202,532	–
Capital shares redeemed payable	1,803,735	33,526	3,489	33,408
Investment advisory fees payable	329,788	12,235	6,208	10,555
Other affiliates payable	275,133	72,782	19,290	16,084
Officer’s and Trustees’ fees payable	9,301	3,165	1,218	1,124
Income dividends payable	24	9	4	906
Other accrued expenses payable	316,335	84,708	62,905	45,262

Total liabilities	2,734,316	206,425	295,646	107,339

Net Assets	$1,553,285,730	$357,421,709	$108,877,722	$74,007,757

Net Assets Consist of
Paid-in capital	$1,553,280,905	$357,421,709	$108,878,089	$74,006,713
Undistributed net investment income	–	–	8,019	–
Accumulated net realized gain (loss)	4,825	–	(8,386)	1,044

Net Assets	$1,553,285,730	$357,421,709	$108,877,722	$74,007,757

[1] Investments at cost	$1,504,774,766	$179,441,765	$108,948,710	$71,017,454
[2] Repurchase agreements at cost	$49,098,000	$177,633,000	–	–

See Notes to Financial Statements.

28	BLACKROCK FUNDS	MARCH 31, 2011

Statements of Assets and Liabilities (continued)

March 31, 2011	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio
Net Asset Value
Institutional
Net assets	$785,316,335	$133,623,285	$62,844,651	$46,754,742

Shares outstanding[3]	785,361,079	133,644,698	62,827,465	46,731,183

Net asset value	$1.00	$1.00	$1.00	$1.00

Service
Net assets	$391,616,540	$118,827,243	$34,990,985	$15,935,131

Shares outstanding[3]	391,621,464	118,882,494	34,973,534	15,928,798

Net asset value	$1.00	$1.00	$1.00	$1.00

Hilliard Lyons
Net assets	$30,651,332	–	$8,430,655	–

Shares outstanding[3]	30,645,347	–	8,430,113	–

Net asset value	$1.00	–	$1.00	–

Investor A
Net assets	$314,811,151	$104,971,181	$2,611,431	$11,317,884

Shares outstanding[3]	314,817,749	104,960,694	2,611,163	11,312,890

Net asset value	$1.00	$1.00	$1.00	$1.00

Investor B
Net assets	$7,207,478	–	–	–

Shares outstanding[3]	7,205,714	–	–	–

Net asset value	$1.00	–	–	–

Investor C
Net assets	$23,682,894	–	–	–

Shares outstanding[3]	23,682,809	–	–	–

Net asset value	$1.00	–	–	–

[3]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2011	29

Statements of Assets and Liabilities (concluded)

March 31, 2011	BlackRock North Carolina Municipal Money Market Portfolio	BlackRock Ohio Municipal Money Market Portfolio	BlackRock Pennsylvania Municipal Money Market Portfolio	BlackRock Virginia Municipal Money Market Portfolio
Assets
Investments at value[1]	$41,156,862	$93,268,877	$335,336,001	$26,540,000
Cash	13,013	126,209	222,864	47,632
Investments sold receivable	5,700,529	5,300,308	–	1,800,044
Interest receivable	19,417	133,132	224,765	8,958
Receivable from advisor	3,502	10,313	34,625	2,204
Capital shares sold receivable	–	249	600	–
Prepaid expenses	7,702	8,896	20,972	7,811

Total assets	46,901,025	98,847,984	335,839,827	28,406,649

Liabilities
Investments purchased payable	–	732,519	–	–
Capital shares redeemed payable	–	–	161,321	–
Other affiliates payable	2,026	24,780	79,623	1,502
Officer’s and Trustees’ fees payable	920	1,171	2,613	797
Investment advisory fees payable	674	10,160	48,924	76
Income dividends payable	3	3	9	1
Other accrued expenses payable	47,275	44,713	69,637	33,629

Total liabilities	50,898	813,346	362,127	36,005

Net Assets	$46,850,127	$98,034,638	$335,477,700	$28,370,644

Net Assets Consist of
Paid-in capital	$46,872,998	$98,034,638	$335,477,565	$28,370,644
Undistributed net investment income	–	–	135	–
Accumulated net realized gain (loss)	(22,871)	–	–	–

Net Assets	$46,850,127	$98,034,638	$335,477,700	$28,370,644

[1] Investments at cost	$41,156,862	$93,268,877	$335,336,001	$26,540,000
Net Asset Value
Institutional
Net assets	$46,621,647	$88,490,647	$287,394,084	$28,369,836

Shares outstanding[2]	46,639,848	88,448,894	287,339,201	28,351,477

Net asset value	$1.00	$1.00	$1.00	$1.00

Service
Net assets	$138,179	$4,156,111	$30,649,478	$808

Shares outstanding[2]	138,185	4,155,601	30,653,685	808

Net asset value	$1.00	$1.00	$1.00	$1.00

Investor A
Net assets	$90,301	$5,387,880	$17,434,138	–

Shares outstanding[2]	90,354	5,389,302	17,428,956	–

Net asset value	$1.00	$1.00	$1.00	–

[2]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

30	BLACKROCK FUNDS	MARCH 31, 2011

Statements of Operations

Year Ended March 31, 2011	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio
Investment Income
Income	$5,053,336	$875,932	$588,974	$353,053

Expenses
Investment advisory	5,970,523	1,930,282	631,584	382,686
Service and distribution – class specific	2,259,361	608,658	207,862	75,905
Transfer agent – class specific	1,846,762	434,508	203,654	100,651
Administration	902,197	321,711	105,264	63,781
Administration – class specific	326,022	107,238	35,088	21,260
Printing	193,589	30,139	25,140	6,572
Registration	111,663	46,437	46,738	9,552
Professional	54,581	39,973	43,265	42,094
Custodian	46,310	38,832	8,116	7,715
Officer and Trustees	33,648	12,081	5,112	4,092
Miscellaneous	50,505	26,297	16,818	15,114

Total expenses	11,795,161	3,596,156	1,328,641	729,422
Less fees waived by advisor	(2,386,233)	(1,569,921)	(328,288)	(199,828)
Less administration fees waived – class specific	(326,022)	(107,238)	(34,853)	(19,097)
Less transfer agent fees waived – class specific	(16,000)	(1,445)	(632)	(144)
Less transfer agent fees reimbursed – class specific	(1,776,760)	(433,050)	(180,983)	(95,714)
Less service and distribution fees waived – class specific	(2,259,361)	(608,658)	(207,862)	(75,905)
Less fees paid indirectly	(543)	(13)	(3)	(2)

Total expenses after fees waived, reimbursed and paid indirectly	5,030,242	875,831	576,020	338,732

Net investment income	23,094	101	12,954	14,321

Realized Gain
Net realized gain from investments	13,077	1,860	551	2,995

Net Increase in Net Assets Resulting from Operations	$36,171	$1,961	$13,505	$17,316

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2011	31

Statements of Operations (concluded)

Year Ended March 31, 2011	BlackRock North Carolina Municipal Money Market Portfolio	BlackRock Ohio Municipal Money Market Portfolio	BlackRock Pennsylvania Municipal Money Market Portfolio	BlackRock Virginia Municipal Money Market Portfolio
Investment Income
Income	$182,541	$468,687	$1,071,694	$98,575

Expenses
Investment advisory	272,534	519,123	1,538,234	145,914
Administration	45,422	86,520	256,372	24,319
Professional	44,035	40,560	50,739	39,804
Administration – class specific	15,140	28,839	85,458	8,105
Transfer agent – class specific	11,753	129,934	446,267	18,549
Registration	9,341	8,758	14,349	10,087
Printing	4,995	7,956	19,655	2,989
Officer and Trustees	3,516	4,512	10,000	2,815
Custodian	2,797	6,087	8,757	2,281
Service and distribution – class specific	753	27,056	121,968	259
Miscellaneous	10,060	12,600	19,080	8,811

Total expenses	420,346	871,945	2,570,879	263,933
Less fees waived by advisor	(213,303)	(257,330)	(845,751)	(136,928)
Less administration fees waived	(2,334)	–	–	(5,002)
Less administration fees waived – class specific	(15,140)	(27,922)	(85,458)	(8,105)
Less transfer agent fees waived – class specific	(153)	(325)	(548)	(20)
Less transfer agent fees reimbursed – class specific	(11,561)	(128,144)	(445,716)	(18,517)
Less service and distribution fees waived – class specific	(753)	(26,269)	(121,968)	(259)
Less expenses reimbursed by advisor	(2,913)	–	–	(1,613)
Less fees paid indirectly	(1)	(4)	(3)	–

Total expenses after fees waived, reimbursed and paid indirectly	174,188	431,951	1,071,435	93,489

Net investment income	8,353	36,736	259	5,086

Realized Gain
Net realized gain from investments	632	–	–	20

Net Increase in Net Assets Resulting from Operations	$8,985	$36,736	$259	$5,106

See Notes to Financial Statements.

32	BLACKROCK FUNDS	MARCH 31, 2011

Statements of Changes in Net Assets

	BlackRock Money Market Portfolio		BlackRock U.S. Treasury Money Market Portfolio		BlackRock Municipal Money Market Portfolio
	Year Ended March 31,		Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2011	2010	2011	2010	2011	2010
Operations
Net investment income	$23,094	$841,396	$101	$134	$12,954	$207,795
Net realized gain	13,077	60,373	1,860	6,607	551	1,497

Net increase in net assets resulting from operations	36,171	901,769	1,961	6,741	13,505	209,292

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(22,177)	(690,395)	(43)	(23,046)	(12,787)	(106,551)
Service	(453)	(147,958)	(33)	(20,501)	(17)	(13,000)
Hilliard Lyons	(44)	(35,081)	–	–	(85)	(86,808)
Investor A	(382)	(129,379)	(25)	(11,325)	(65)	(1,436)
Investor B	(10)	(4,699)	–	–	–	–
Investor C	(28)	(14,595)	–	–	–	–
Net realized gain:
Institutional	(5,273)	(17,359)	(1,960)	(1,676)	–	–
Service	(3,270)	(16,259)	(1,690)	(1,590)	–	–
Hilliard Lyons	(267)	(5,417)	–	–	–	–
Investor A	(2,720)	(16,229)	(1,246)	(819)	–	–
Investor B	(78)	(593)	–	–	–	–
Investor C	(191)	(987)	–	–	–	–

Decrease in net assets resulting from dividends and distributions to shareholders	(34,893)	(1,078,951)	(4,997)	(58,957)	(12,954)	(207,795)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	240,670,412	(495,697,796)	(73,309,613)	(114,834,266)	(102,471,418)	(60,929,386)

Net Assets
Total increase (decrease) in net assets	240,671,690	(495,874,978)	(73,312,649)	(114,886,482)	(102,470,867)	(60,927,889)
Beginning of year	1,312,614,040	1,808,489,018	430,734,358	545,620,840	211,348,589	272,276,478

End of year	$1,553,285,730	$1,312,614,040	$357,421,709	$430,734,358	$108,877,722	$211,348,589

Undistributed net investment income	–	–	–	–	$8,019	$8,019

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2011	33

Statements of Changes in Net Assets (continued)

	BlackRock New Jersey Municipal Money Market Portfolio		BlackRock North Carolina Municipal Money Market Portfolio
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2011	2010	2011	2010
Operations
Net investment income	$14,321	$221,547	$8,353	$70,943
Net realized gain	2,995	29,923	632	–

Net increase in net assets resulting from operations	17,316	251,470	8,985	70,943

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(13,595)	(199,548)	(8,353)	(69,944)
Service	(7)	(10,718)	–	(984)
Investor A	(719)	(11,281)	–	(15)
Net realized gain:
Institutional	(893)	(3,016)	–	–
Service	(308)	(874)	–	–
Investor A	(224)	(542)	–	–

Decrease in net assets resulting from dividends and distributions to shareholders	(15,746)	(225,979)	(8,353)	(70,943)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(19,911,975)	(56,744,944)	(27,672,445)	(8,697,849)

Net Assets
Total decrease in net assets	(19,910,405)	(56,719,453)	(27,671,813)	(8,697,849)
Beginning of year	93,918,162	150,637,615	74,521,940	83,219,789

End of year	$74,007,757	$93,918,162	$46,850,127	$74,521,940

Undistributed net investment income	–	–	–	–

See Notes to Financial Statements.

34	BLACKROCK FUNDS	MARCH 31, 2011

Statements of Changes in Net Assets (concluded)

BlackRock Ohio Municipal Money Market Portfolio		BlackRock Pennsylvania Municipal Money Market Portfolio		BlackRock Virginia Municipal Money Market Portfolio
Year Ended March 31,		Year Ended March 31,		Year Ended March 31,
2011	2010	2011	2010	2011	2010
$36,736	$528,387	$259	$295,756	$5,086	$77,353
–	42,917	–	5,600	20	4,550

36,736	571,304	259	301,356	5,106	81,903

(35,604)	(493,394)	(106)	(292,569)	(5,086)	(77,293)
(2)	(9,460)	(11)	(764)	–	(60)
(1,130)	(24,789)	(7)	(2,423)	–	–
(138)	(1,648)	–	(5,012)	(147)	(2,816)
(5)	(85)	–	(392)	–	(7)
(5)	(177)	–	(269)	–	–

(36,884)	(529,553)	(124)	(301,429)	(5,233)	(80,176)

(69,533,407)	(51,049,533)	(46,184,247)	(294,672,070)	(13,988,606)	(34,134,485)

(69,533,555)	(51,007,782)	(46,184,112)	(294,672,143)	(13,988,733)	(34,132,758)
167,568,193	218,575,975	381,661,812	676,333,955	42,359,377	76,492,135

$98,034,638	$167,568,193	$335,477,700	$381,661,812	$28,370,644	$42,359,377

–	–	$135	–	–	–

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2011	35

Financial Highlights	BlackRock Money Market Portfolio

	Institutional Shares						Service Shares
	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,			Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,
	2011	2010		2008	2007	2006	2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0013	0.0090	0.0346	0.0498	0.0436	0.0000	0.0003	0.0075	0.0318	0.0469	0.0407
Dividends from net investment income	(0.0001)	(0.0013)	(0.0090)	(0.0346)	(0.0498)	(0.0436)	(0.0000)	(0.0003)	(0.0075)	(0.0318)	(0.0469)	(0.0407)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.13%	0.90%[2]	3.52%	5.10%	4.44%	0.00%	0.03%	0.75%[2]	3.23%	4.80%	4.14%

Ratios to Average Net Assets
Total expenses	0.71%	0.74%	0.75%[3]	0.56%	0.58%	0.63%	0.96%	0.98%	0.97%[3]	0.81%	0.84%	0.89%

Total expenses after fees waived, reimbursed and paid indirectly	0.36%	0.41%	0.46%[3]	0.42%	0.42%	0.42%	0.37%	0.52%	0.75%[3]	0.70%	0.71%	0.71%

Net investment income	0.00%	0.14%	1.79%[3]	3.57%	4.99%	4.36%	0.00%	0.02%	1.40%[3]	3.16%	4.69%	4.09%

Supplemental Data
Net assets, end of period (000)	$785,316	$433,778	$543,487	$595,728	$745,726	$568,058	$391,617	$365,358	$514,764	$454,585	$405,701	$448,015

	Hilliard Lyons Shares						Investor A Shares
	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,			Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,
	2011	2010		2008	2007	2006	2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0002	0.0075	0.0319	0.0471	0.0406	0.0000	0.0003	0.0071	0.0312	0.0461	0.0399
Dividends from net investment income	(0.0000)	(0.0002)	(0.0075)	(0.0319)	(0.0471)	(0.0406)	(0.0000)	(0.0003)	(0.0071)	(0.0312)	(0.0461)	(0.0399)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.03%	0.75%[2]	3.23%	4.81%	4.13%	0.00%	0.03%	0.71%[2]	3.16%	4.71%	4.07%

Ratios to Average Net Assets
Total expenses	0.97%	0.99%	1.00%[3]	0.80%	0.82%	0.98%	0.91%	0.93%	0.94%[3]	0.87%	0.92%	1.05%

Total expenses after fees waived, reimbursed and paid indirectly	0.36%	0.53%	0.75%[3]	0.70%	0.70%	0.72%	0.37%	0.53%	0.83%[3]	0.76%	0.79%	0.79%

Net investment income	0.00%	0.01%	1.46%[3]	3.16%	4.70%	4.06%	0.00%	0.02%	1.41%[3]	3.07%	4.61%	3.98%

Supplemental Data
Net assets, end of period (000)	$30,651	$124,236	$167,658	$144,584	$131,720	$121,243	$314,811	$358,698	$510,950	$461,079	$393,399	$399,656

See Notes to Financial Statements.

36	BLACKROCK FUNDS	MARCH 31, 2011

Financial Highlights (concluded)	BlackRock Money Market Portfolio

	Investor B Shares						Investor C Shares
	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,			Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,
	2011	2010		2008	2007	2006	2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0002	0.0044	0.0250	0.0418	0.0354	0.0000	0.0004	0.0044	0.0250	0.0417	0.0354
Dividends from net investment income	(0.0000)	(0.0002)	(0.0044)	(0.0250)	(0.0418)	(0.0354)	(0.0000)	(0.0004)	(0.0044)	(0.0250)	(0.0417)	(0.0354)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.03%	0.44%[2]	2.53%	4.27%	3.60%	0.00%	0.04%	0.45%[2]	2.53%	4.25%	3.60%

Ratios to Average Net Assets
Total expenses	1.75%	1.81%	1.80%[3]	1.77%	1.83%	1.83%	1.68%	1.75%	1.72%[3]	1.66%	1.79%	1.78%

Total expenses after fees waived, reimbursed and paid indirectly	0.37%	0.55%	1.37%[3]	1.39%	1.22%	1.24%	0.38%	0.55%	1.35%[3]	1.42%	1.24%	1.24%

Net investment income	0.00%	0.02%	0.86%[3]	2.40%	4.18%	3.54%	0.00%	0.04%	0.88%[3]	2.15%	4.16%	3.59%

Supplemental Data
Net assets, end of period (000)	$7,207	$11,528	$23,467	$15,835	$11,532	$19,462	$23,683	$19,016	$48,162	$25,356	$5,109	$8,866

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2011	37

Financial Highlights	BlackRock U.S. Treasury Money Market Portfolio

	Institutional Shares						Service Shares
	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,			Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,
	2011	2010		2008	2007	2006	2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0001	0.0007	0.0234	0.0478	0.0422	0.0000	0.0001	0.0004	0.0206	0.0450	0.0393
Dividends from net investment income	(0.0000)	(0.0001)	(0.0007)	(0.0234)	(0.0478)	(0.0422)	(0.0000)	(0.0001)	(0.0004)	(0.0206)	(0.0450)	(0.0393)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.01%	0.07%[2]	2.37%	4.89%	4.30%	0.00%	0.01%	0.04%[2]	2.08%	4.60%	4.00%

Ratios to Average Net Assets
Total expenses	0.74%	0.75%	0.79%[3]	0.59%	0.61%	0.65%	0.95%	0.95%	0.98%[3]	0.84%	0.86%	0.90%

Total expenses after fees waived, reimbursed and paid indirectly	0.20%	0.21%	0.42%[3]	0.41%	0.41%	0.41%	0.20%	0.22%	0.48%[3]	0.69%	0.69%	0.70%

Net investment income	0.00%	0.00%	0.15%[3]	2.26%	4.75%	4.26%	0.00%	0.00%	0.08%[3]	2.08%	4.50%	3.94%

Supplemental Data
Net assets, end of period (000)	$133,623	$188,346	$228,457	$382,033	$312,979	$211,960	$118,827	$149,629	$213,402	$289,805	$245,609	$246,517

	Investor A Shares
	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,
	2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0001	0.0004	0.0206	0.0450	0.0388
Dividends from net investment income	(0.0000)	(0.0001)	(0.0004)	(0.0206)	(0.0450)	(0.0388)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.01%	0.04%[2]	2.08%	4.59%	3.95%

Ratios to Average Net Assets
Total expenses	0.86%	0.87%	0.89%[3]	0.85%	0.86%	1.04%

Total expenses after fees waived, reimbursed and paid indirectly	0.20%	0.21%	0.48%[3]	0.69%	0.70%	0.75%

Net investment income	0.00%	0.00%	0.08%[3]	1.86%	4.49%	3.86%

Supplemental Data
Net assets, end of period (000)	$104,971	$92,759	$103,762	$123,316	$31,970	$28,593

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

38	BLACKROCK FUNDS	MARCH 31, 2011

Financial Highlights	BlackRock Municipal Money Market Portfolio

	Institutional Shares						Service Shares
	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,			Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,
	2011	2010		2008	2007	2006	2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0011	0.0050	0.0234	0.0331	0.0289	0.0000	0.0002	0.0035	0.0206	0.0301	0.0260
Dividends from net investment income	(0.0002)	(0.0011)	(0.0050)	(0.0234)	(0.0331)	(0.0289)	(0.0000)	(0.0002)	(0.0035)	(0.0206)	(0.0301)	(0.0260)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.02%	0.11%	0.50%[2]	2.36%	3.36%	2.93%	0.00%	0.02%	0.35%[2]	2.08%	3.05%	2.63%

Ratios to Average Net Assets
Total expenses	0.80%	0.79%	0.82%[3]	0.60%	0.63%	0.67%	1.06%	1.02%	1.00%[3]	0.86%	0.91%	0.91%

Total expenses after fees waived, reimbursed and paid indirectly	0.39%	0.43%	0.47%[3]	0.42%	0.42%	0.42%	0.42%	0.51%	0.77%[3]	0.70%	0.72%	0.71%

Net investment income	0.02%	0.12%	0.95%[3]	2.26%	3.29%	2.88%	0.00%	0.02%	0.78%[3]	2.06%	3.00%	2.64%

Supplemental Data
Net assets, end of period (000)	$62,845	$67,046	$101,246	$92,663	$42,083	$61,154	$34,991	$50,013	$47,592	$81,843	$100,454	$132,523

	Hilliard Lyons Shares						Investor A Shares
	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,			Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,
	2011	2010		2008	2007	2006	2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0007	0.0048	0.0231	0.0328	0.0284	0.0000	0.0003	0.0035	0.0205	0.0302	0.0258
Dividends from net investment income	(0.0000)	(0.0007)	(0.0048)	(0.0231)	(0.0328)	(0.0284)	(0.0000)	(0.0003)	(0.0035)	(0.0205)	(0.0302)	(0.0258)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.07%	0.48%[2]	2.34%	3.33%	2.87%	0.00%	0.03%	0.35%[2]	2.07%	3.06%	2.61%

Ratios to Average Net Assets
Total expenses	1.03%	1.05%	1.07%[3]	0.85%	0.88%	1.02%	0.94%	0.92%	0.94%[3]	0.86%	0.89%	1.03%

Total expenses after fees waived, reimbursed and paid indirectly	0.43%	0.47%	0.51%[3]	0.45%	0.45%	0.47%	0.41%	0.51%	0.77%[3]	0.71%	0.71%	0.73%

Net investment income	0.00%	0.08%	0.98%[3]	2.29%	3.28%	2.84%	0.00%	0.03%	0.76%[3]	2.02%	3.01%	2.53%

Supplemental Data
Net assets, end of period (000)	$8,431	$90,846	$118,137	$130,218	$166,999	$140,409	$2,611	$3,443	$5,301	$7,004	$3,776	$2,830

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2011	39

Financial Highlights	BlackRock New Jersey Municipal Money Market Portfolio

	Institutional Shares						Service Shares
	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,			Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,
	2011	2010		2008	2007	2006	2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0022	0.0058	0.0228	0.0326	0.0285	0.0000	0.0005	0.0044	0.0200	0.0298	0.0256
Dividends from net investment income	(0.0003)	(0.0022)	(0.0058)	(0.0228)	(0.0326)	(0.0285)	(0.0000)	(0.0005)	(0.0044)	(0.0200)	(0.0298)	(0.0256)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.03%	0.22%	0.59%[2]	2.30%	3.31%	2.89%	0.00%	0.05%	0.44%[2]	2.02%	3.03%	2.60%

Ratios to Average Net Assets
Total expenses	0.80%	0.79%	0.82%[3]	0.61%	0.62%	0.66%	1.02%	1.04%	1.06%[3]	0.86%	0.88%	0.92%

Total expenses after fees waived, reimbursed and paid indirectly	0.39%	0.41%	0.43%[3]	0.39%	0.39%	0.39%	0.42%	0.59%	0.73%[3]	0.67%	0.67%	0.68%

Net investment income	0.02%	0.24%	1.15%[3]	2.30%	3.26%	2.88%	0.00%	0.05%	0.89%[3]	2.07%	2.98%	2.57%

Supplemental Data
Net assets, end of period (000)	$46,755	$59,520	$103,465	$114,696	$156,005	$99,173	$15,935	$19,373	$23,791	$25,401	$43,013	$56,955

	Investor A Shares
	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,
	2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0006	0.0045	0.0200	0.0298	0.0255
Dividends from net investment income	(0.0001)	(0.0006)	(0.0045)	(0.0200)	(0.0298)	(0.0255)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.06%	0.45%[2]	2.02%	3.03%	2.58%

Ratios to Average Net Assets
Total expenses	0.90%	0.92%	0.93%[3]	0.86%	0.87%	1.02%

Total expenses after fees waived, reimbursed and paid indirectly	0.41%	0.59%	0.69%[3]	0.67%	0.67%	0.69%

Net investment income	0.01%	0.06%	0.92%[3]	1.96%	2.99%	2.56%

Supplemental Data
Net assets, end of period (000)	$11,318	$15,025	$23,381	$27,216	$30,250	$17,662

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

40	BLACKROCK FUNDS	MARCH 31, 2011

Financial Highlights	BlackRock North Carolina Municipal Money Market Portfolio

	Institutional Shares						Service Shares
	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,			Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,
	2011	2010		2008	2007	2006	2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0009	0.0052	0.0234	0.0336	0.0299	0.0000	0.0003	0.0037	0.0207	0.0307	0.0270
Dividends from net investment income	(0.0001)	(0.0009)	(0.0052)	(0.0234)	(0.0336)	(0.0299)	(0.0000)	(0.0003)	(0.0037)	(0.0207)	(0.0307)	(0.0270)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.09%	0.52%[2]	2.37%	3.42%	3.04%	0.00%	0.03%	0.37%[2]	2.08%	3.12%	2.73%

Ratios to Average Net Assets
Total expenses	0.69%	0.73%	0.77%[3]	0.67%	0.68%	0.70%	1.21%	0.98%	1.01%[3]	0.92%	0.94%	0.98%

Total expenses after fees waived, reimbursed and paid indirectly	0.29%	0.30%	0.34%[3]	0.30%	0.30%	0.30%	0.30%	0.41%	0.63%[3]	0.58%	0.58%	0.60%

Net investment income	0.01%	0.10%	0.98%[3]	2.31%	3.36%	3.00%	0.00%	0.06%	0.75%[3]	2.09%	3.10%	2.61%

Supplemental Data
Net assets, end of period (000)	$46,622	$74,251	$79,880	$60,404	$66,246	$61,086	$138	$165	$3,172	$3,156	$1,295	$656

	Investor A Shares
	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,
	2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0001	0.0032	0.0190	0.0298	0.0264
Dividends from net investment income	(0.0000)	(0.0001)	(0.0032)	(0.0190)	(0.0298)	(0.0264)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.01%	0.32%[2]	1.92%	3.03%	2.67%

Ratios to Average Net Assets
Total expenses	1.10%	1.12%	1.18%[3]	1.08%	1.02%	1.10%

Total expenses after fees waived, reimbursed and paid indirectly	0.30%	0.39%	0.73%[3]	0.74%	0.67%	0.66%

Net investment income	0.00%	0.01%	0.61%[3]	1.98%	2.98%	2.64%

Supplemental Data
Net assets, end of period (000)	$90	$106	$168	$155	$189	$316

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2011	41

Financial Highlights	BlackRock Ohio Municipal Money Market Portfolio

	Institutional Shares						Service Shares
	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,			Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,
	2011	2010		2008	2007	2006	2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0029	0.0071	0.0245	0.0336	0.0297	0.0000	0.0009	0.0058	0.0217	0.0308	0.0268
Dividends from net investment income	(0.0003)	(0.0029)	(0.0071)	(0.0245)	(0.0336)	(0.0297)	(0.0000)	(0.0009)	(0.0058)	(0.0217)	(0.0308)	(0.0268)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.03%	0.29%	0.72%[2]	2.48%	3.41%	3.01%	0.00%	0.09%	0.57%[2]	2.20%	3.13%	2.72%

Ratios to Average Net Assets
Total expenses	0.74%	0.75%	0.73%[3]	0.62%	0.62%	0.67%	0.97%	1.02%	0.99%[3]	0.87%	0.87%	0.92%

Total expenses after fees waived, reimbursed and paid indirectly	0.37%	0.41%	0.42%[3]	0.39%	0.39%	0.39%	0.40%	0.62%	0.71%[3]	0.67%	0.67%	0.68%

Net investment income	0.03%	0.29%	1.37%[3]	2.41%	3.35%	2.99%	0.00%	0.10%	1.33%[3]	2.11%	3.09%	2.65%

Supplemental Data
Net assets, end of period (000)	$88,491	$149,659	$179,038	$137,274	$101,325	$131,016	$4,156	$4,591	$14,636	$26,403	$8,199	$5,647

	Investor A Shares
	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,
	2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0011	0.0057	0.0217	0.0308	0.0267
Dividends from net investment income	(0.0001)	(0.0011)	(0.0057)	(0.0217)	(0.0308)	(0.0267)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%	0.11%	0.58%[2]	2.20%	3.13%	2.70%

Ratios to Average Net Assets
Total expenses	0.88%	0.88%	0.90%[3]	0.87%	0.87%	1.01%

Total expenses after fees waived, reimbursed and paid indirectly	0.40%	0.60%	0.70%[3]	0.67%	0.67%	0.69%

Net investment income	0.02%	0.12%	1.29%[3]	2.13%	3.08%	2.67%

Supplemental Data
Net assets, end of period (000)	$5,388	$13,318	$24,902	$41,209	$22,201	$20,267

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

42	BLACKROCK FUNDS	MARCH 31, 2011

Financial Highlights	BlackRock Pennsylvania Municipal Money Market Portfolio

	Institutional Shares						Service Shares
	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,			Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,
	2011	2010		2008	2007	2006	2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0005	0.0047	0.0222	0.0329	0.0290	0.0000	0.0000	0.0033	0.0194	0.0301	0.0261
Dividends from net investment income	(0.0000)	(0.0005)	(0.0047)	(0.0222)	(0.0329)	(0.0290)	(0.0000)	(0.0000)	(0.0033)	(0.0194)	(0.0301)	(0.0261)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.06%	0.48%[2]	2.24%	3.34%	2.94%	0.00%	0.00%	0.33%[2]	1.96%	3.06%	2.65%

Ratios to Average Net Assets
Total expenses	0.73%	0.75%	0.75%[3]	0.58%	0.59%	0.64%	0.90%	0.91%	0.92%[3]	0.83%	0.84%	0.89%

Total expenses after fees waived, reimbursed and paid indirectly	0.31%	0.39%	0.46%[3]	0.42%	0.42%	0.42%	0.31%	0.46%	0.74%[3]	0.70%	0.70%	0.71%

Net investment income	0.00%	0.07%	0.93%[3]	2.21%	3.29%	2.92%	0.00%	0.00%	0.69%[3]	1.94%	3.01%	2.63%

Supplemental Data
Net assets, end of period (000)	$287,394	$332,387	$589,724	$535,882	$500,402	$464,708	$30,649	$27,166	$52,127	$52,654	$55,934	$44,406

	Investor A Shares
	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,
	2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0001	0.0035	0.0194	0.0300	0.0259
Dividends from net investment income	(0.0000)	(0.0001)	(0.0035)	(0.0194)	(0.0300)	(0.0259)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.01%	0.35%[2]	1.96%	3.05%	2.62%

Ratios to Average Net Assets
Total expenses	0.84%	0.85%	0.86%[3]	0.83%	0.85%	1.01%

Total expenses after fees waived, reimbursed and paid indirectly	0.31%	0.44%	0.71%[3]	0.70%	0.71%	0.73%

Net investment income	0.00%	0.01%	0.72%[3]	1.68%	3.00%	2.49%

Supplemental Data
Net assets, end of period (000)	$17,434	$22,109	$34,483	$36,708	$33,490	$28,542

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	MARCH 31, 2011	43

Financial Highlights	BlackRock Virginia Municipal Money Market Portfolio

	Institutional Shares
	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,
	2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0011	0.0041	0.0228	0.0336	0.0295
Dividends from net investment income	(0.0002)	(0.0011)	(0.0041)	(0.0228)	(0.0336)	(0.0295)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.02%	0.12%	0.42%[2]	2.31%	3.42%	2.99%

Ratios to Average Net Assets
Total expenses	0.81%	0.80%	0.79%[3]	0.65%	0.67%	0.75%

Total expenses after fees waived, reimbursed and paid indirectly	0.29%	0.32%	0.35%[3]	0.30%	0.30%	0.29%

Net investment income	0.02%	0.13%	0.92%[3]	2.30%	3.37%	3.03%

Supplemental Data
Net assets, end of period (000)	$28,370	$42,326	$75,817	$90,845	$81,190	$71,518

	Service Shares
	Year Ended March 31,		Period October 1, 2008 to March 31, 2009	Year Ended September 30,		Period April 24, 2006[4] to September 30, 2006[5]
	2011	2010		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0001	0.0031	0.0201	0.0307	0.0104
Dividends from net investment income	(0.0000)	(0.0001)	(0.0031)	(0.0201)	(0.0307)	(0.0104)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%	0.02%	0.31%[2]	2.02%	3.11%	1.05%[2]

Ratios to Average Net Assets
Total expenses	1.09%	1.00%	0.98%[3]	0.89%	0.91%	1.09%[3]

Total expenses after fees waived, reimbursed and paid indirectly	0.29%	0.48%	0.53%[3]	0.58%	0.58%	0.58%[3]

Net investment income	0.00%	0.01%	0.38%[3]	2.39%	3.14%	3.11%[3]

Supplemental Data
Net assets, end of period (000)	$1	$33	$675	$234	$1,488	$– [5,6]

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Annualized.
[4]	Reissuance of shares.
[5]	There were no Service Shares outstanding during the period May 3, 2006 to June 1, 2006.
[6]	Net assets end of period are less than $500.

See Notes to Financial Statements.

44	BLACKROCK FUNDS	MARCH 31, 2011

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock FundsSM (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. As of March 31, 2011, the Trust had 25 series, of which BlackRock Money Market Portfolio (“Money Market”), BlackRock U.S. Treasury Money Market Portfolio (“U.S. Treasury”), BlackRock Municipal Money Market Portfolio (“Municipal”), BlackRock New Jersey Municipal Money Market Portfolio (“New Jersey Municipal”), BlackRock North Carolina Municipal Money Market Portfolio (“North Carolina Municipal”), BlackRock Ohio Municipal Money Market Portfolio (“Ohio Municipal”), BlackRock Pennsylvania Municipal Money Market Portfolio (“Pennsylvania Municipal”) and BlackRock Virginia Municipal Money Market Portfolio (“Virginia Municipal”) (collectively the “Funds” or individually a “Fund”) are included in these financial statements. Each of the Funds, except Money Market, U.S. Treasury and Municipal, is non-diversified. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Fund may offer Shares of Institutional, Service, Investor A, Investor B and Investor C classes. In addition, Money Market and Municipal may offer Hilliard Lyons Shares. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Hilliard Lyons, Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available for purchase through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discounts and premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premium and discount on debt securities, is recognized on the accrual basis. Income and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains, if any, are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for the four periods ended September 30, 2008, March 31, 2009, March 31, 2010 and March 31, 2011. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of a Fund are allocated daily to each class based on its relative net assets.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

BLACKROCK FUNDS	MARCH 31, 2011	45

Notes to Financial Statements (continued)

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee at the following annual rates of each Fund’s average daily net assets as follows: 0.45% of the first $1 billion, 0.40% of the next $1 billion, 0.375% of the next $1 billion and 0.35% of the assets in excess of $3 billion.

The Manager contractually or voluntarily agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. The expense limitations as a percentage of average daily net assets are as follows:

	Money Market		U.S. Treasury	Municipal		New Jersey Municipal
	Contractual[1]	Voluntary[2]	Contractual[1]	Contractual[1]	Voluntary[2]	Contractual[1]
Institutional	0.42%	–	0.41%	0.42%	–	0.39%
Service	0.72%	–	0.71%	0.72%	–	0.69%
Hilliard Lyons	0.91%	0.76%	N/A	0.66%	0.49%	N/A
Investor A	0.89%	–	0.88%	0.89%	–	0.96%
Investor B	1.49%	–	N/A	N/A	N/A	N/A
Investor C	1.49%	–	N/A	N/A	N/A	N/A

	North Carolina Municipal	Ohio Municipal	Pennsylvania Municipal	Virginia Municipal
	Contractual[1]	Contractual[1]	Contractual[1]	Contractual[1]
Institutional	0.30%	0.39%	0.42%	0.30%
Service	0.60%	0.69%	0.72%	0.60%
Hilliard Lyons	N/A	N/A	N/A	N/A
Investor A	0.87%	0.96%	0.99%	0.87%[3]
Investor B	N/A	N/A	N/A	N/A
Investor C	N/A	N/A	N/A	N/A
[1]	The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement until August 1, 2011 unless approved by the Board, including a majority of the Independent Trustees.
[2]	The voluntary waiver or reimbursement may be reduced or discontinued at any time.
[3]	Fund currently active but no assets in share class.

The Manager entered into separate sub-advisory agreements with BlackRock Institutional Management Corporation (“BIMC”), an indirect wholly owned subsidiary of BlackRock. The Manager pays BIMC, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

If during a Fund’s fiscal year, the operating expenses of a share class that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund of which the share class is a part has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

For the year ended March 31, 2011, the amounts subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring March 31,
	2012	2013
Money Market	$2,727,670	$2,583,912
U.S. Treasury	$1,086,807	$1,006,346
Municipal	$633,840	$406,249
New Jersey Municipal	$404,267	$292,049
North Carolina Municipal	$308,045	$238,972
Ohio Municipal	$654,056	$388,973
Pennsylvania Municipal	$1,433,988	$982,155
Virginia Municipal	$290,714	$168,692

46	BLACKROCK FUNDS	MARCH 31, 2011

Notes to Financial Statements (continued)

The following waivers previously recorded by the Funds, which were subject to recoupment by the Manager, expired on March 31, 2011:

Money Market	$1,827,271
U.S. Treasury	$842,125
Municipal	$401,511
New Jersey Municipal	$277,606
North Carolina Municipal	$144,856
Ohio Municipal	$319,776
Pennsylvania Municipal	$975,994
Virginia Municipal	$181,759

The Trust, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Service	0.25%	–
Hilliard Lyons	0.25%	–
Investor A	0.25%	–
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Hilliard Lyons, Investor A, Investor B and Investor C shareholders.

The Manager and BRIL voluntarily agreed to waive management and service fees and reimburse operating expenses to enable the Funds to maintain a minimum daily net investment income dividend. These amounts are reported in the Statements of Operations as fees waived by advisor, service and distribution fees waived – class specific and transfer agent fees reimbursed – class specific. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

For the year ended March 31, 2011, affiliates received the following contingent deferred sales charges relating to transactions in Investor A, Investor B and Investor C Shares – $249, $43,370 and $22,060, respectively, for Money Market.

PFPC Trust Company (“PTC”) serves as custodian for each Fund. On July 1, 2010, The Bank of New York Mellon Corporation purchased PTC, which prior to this date was an indirect, wholly owned subsidiary and an affiliate of the Manager. For these services, the custodian receives a fee computed daily and payable monthly, based on a percentage of the average daily gross assets of each Fund. The fee is paid at the following annual rates: 0.0025% of the first $2 billion and 0.002% of average daily gross assets in excess of $2 billion; plus per transaction charges and other miscellaneous fees incurred on behalf of each Fund.

For the year ended March 31, 2011, the Funds paid the following to affiliates in return for these services, which are included in custodian in the Statements of Operations:

Money Market	$10,793
U.S. Treasury	$8,613
Municipal	$2,645
New Jersey Municipal	$1,676
North Carolina Municipal	$996
Ohio Municipal	$2,306
Pennsylvania Municipal	$3,786
Virginia Municipal	$789

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) (formerly PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”)), serves as transfer agent and dividend disbursing agent. On July 1, 2010, The Bank of New York Mellon Corporation purchased PNCGIS and PFPC Trust Company, which prior to this date were indirect, wholly owned subsidiaries of PNC and an affiliate of the Manager. Transfer agency fees borne by the Funds are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services. Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended March 31, 2011, the Funds paid the following to affiliates in return for these services, which is included in transfer agent – class specific in the Statements of Operations:

Money Market	$1,426,291
U.S. Treasury	$426,009
Municipal	$112,701
New Jersey Municipal	$98,188
North Carolina Municipal	$7,467
Ohio Municipal	$133,423
Pennsylvania Municipal	$454,904
Virginia Municipal	$13,624

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended March 31, 2011, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent – class specific in the Statements of Operations.

BLACKROCK FUNDS	MARCH 31, 2011	47

Notes to Financial Statements (continued)

Call Center	Share Classes
	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$957	$1,656	$410	$10,645	$1,104	$1,228	$16,000
U.S. Treasury	$408	$406	–	$631	–	–	$1,445
Municipal	$141	$170	$290	$41	–	–	$642
New Jersey Municipal	$44	$90	–	$59	–	–	$193
North Carolina Municipal	$146	–	–	$7	–	–	$153
Ohio Municipal	$318	–	–	$24	–	–	$342
Pennsylvania Municipal	$384	$73	–	$91	–	–	$548
Virginia Municipal	$20	–	–	–	–	–	$20

BNYMIS and the Manager act as co-administrators for the Funds. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of the average daily net assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of the average daily net assets in excess of $1 billion. In addition, BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class, which are included in administration fees waived and administration fees waived – class specific in the Statements of Operations. For the year ended March 31, 2011, the Funds paid the following to affiliates in return for these services, which are included in administration and administration – class specific in the Statements of Operations:

Money Market	$580,027
U.S. Treasury	$211,407
Municipal	$74,037
New Jersey Municipal	$41,964
North Carolina Municipal	$30,514
Ohio Municipal	$57,963
Pennsylvania Municipal	$169,105
Virginia Municipal	$13,052

For the year ended March 31, 2011, the following tables show the various types of class specific expenses borne directly by each class of each Fund and any associated waivers or reimbursements of those expenses.

Administration Fees	Share Classes
	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$124,600	$95,725	$14,736	$82,750	$2,331	$5,880	$326,022
U.S. Treasury	$46,372	$35,683	–	$25,183	–	–	$107,238
Municipal	$14,302	$11,382	$8,706	$698	–	–	$35,088
New Jersey Municipal	$13,670	$4,399	–	$3,191	–	–	$21,260
North Carolina Municipal	$15,065	$50	–	$25	–	–	$15,140
Ohio Municipal	$26,134	$999	–	$1,706	–	–	$28,839
Pennsylvania Municipal	$73,261	$7,253	–	$4,944	–	–	$85,458
Virginia Municipal	$8,080	$25	–	–	–	–	$8,105

Municipal, New Jersey Municipal and Ohio Municipal affiliates earned $248, $2,163 and $945, respectively, in administration fees which are included in administration – class specific in the Statements of Operations.

Administration Fees Waived	Share Classes
	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$124,600	$95,725	$14,736	$82,750	$2,331	$5,880	$326,022
U.S. Treasury	$46,372	$35,683	–	$25,183	–	–	$107,238
Municipal	$14,302	$11,382	$8,706	$463	–	–	$34,853
New Jersey Municipal	$13,670	$4,399	–	$1,028	–	–	$19,097
North Carolina Municipal	$15,065	$50	–	$25	–	–	$15,140
Ohio Municipal	$26,134	$999	–	$789	–	–	$27,922
Pennsylvania Municipal	$73,261	$7,253	–	$4,944	–	–	$85,458
Virginia Municipal	$8,080	$25	–	–	–	–	$8,105

48	BLACKROCK FUNDS	MARCH 31, 2011

Notes to Financial Statements (continued)

Service and Distribution Fees	Share Classes
	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$957,257	$147,355	$827,175	$93,128	$234,446	$2,259,361
U.S. Treasury	$356,829	–	$251,829	–	–	$608,658
Municipal	$113,825	$87,056	$6,981	–	–	$207,862
New Jersey Municipal	$43,996	–	$31,909	–	–	$75,905
North Carolina Municipal	$494	–	$259	–	–	$753
Ohio Municipal	$9,994	–	$17,062	–	–	$27,056
Pennsylvania Municipal	$72,533	–	$49,435	–	–	$121,968
Virginia Municipal	$259	–	–	–	–	$259

Service Fees Waived	Share Classes
	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$957,257	$147,355	$827,175	$93,128	$234,446	$2,259,361
U.S. Treasury	$356,829	–	$251,829	–	–	$608,658
Municipal	$113,825	$87,056	$6,981	–	–	$207,862
New Jersey Municipal	$43,996	–	$31,909	–	–	$75,905
North Carolina Municipal	$494	–	$259	–	–	$753
Ohio Municipal	$9,993	–	$16,276	–	–	$26,269
Pennsylvania Municipal	$72,533	–	$49,435	–	–	$121,968
Virginia Municipal	$259	–	–	–	–	$259

Transfer Agent Fees	Share Classes
	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$848,289	$569,966	$86,379	$297,431	$17,344	$27,353	$1,846,762
U.S. Treasury	$273,019	$145,698	–	$15,791	–	–	$434,508
Municipal	$81,308	$70,233	$51,356	$757	–	–	$203,654
New Jersey Municipal	$79,967	$20,314	–	$370	–	–	$100,651
North Carolina Municipal	$11,032	$545	–	$176	–	–	$11,753
Ohio Municipal	$125,779	$3,840	–	$315	–	–	$129,934
Pennsylvania Municipal	$426,304	$19,466	–	$497	–	–	$446,267
Virginia Municipal	$18,464	$85	–	–	–	–	$18,549

Money Market, U.S. Treasury, Municipal, New Jersey Municipal, North Carolina Municipal, Ohio Municipal, Pennsylvania Municipal and Virginia Municipal affiliates earned $77,279, $3,181, $1,427, $292, $1,008, $373, $171 and $48, respectively, in transfer agent fees which are included in transfer agent – class specific in the Statements of Operations.

Transfer Agent Fees Waived	Share Classes
	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$957	$1,656	$410	$10,645	$1,104	$1,228	$16,000
U.S. Treasury	$408	$406	–	$631	–	–	$1,445
Municipal	$141	$132	$335	$24	–	–	$632
New Jersey Municipal	$44	$90	–	$10	–	–	$144
North Carolina Municipal	$146	–	–	$7	–	–	$153
Ohio Municipal	$319	–	–	$6	–	–	$325
Pennsylvania Municipal	$384	$73	–	$91	–	–	$548
Virginia Municipal	$20	–	–	–	–	–	$20

Transfer Agent Fees Reimbursed	Share Classes
	Institutional	Service	Hilliard Lyons	Investor A	Investor B	Investor C	Total
Money Market	$847,304	$542,536	$83,724	$263,310	$15,526	$24,360	$1,776,760
U.S. Treasury	$272,609	$145,291	–	$15,150	–	–	$433,050
Municipal	$81,164	$58,397	$41,030	$392	–	–	$180,983
New Jersey Municipal	$79,922	$15,758	–	$34	–	–	$95,714
North Carolina Municipal	$10,885	$519	–	$157	–	–	$11,561
Ohio Municipal	$125,457	$2,545	–	$142	–	–	$128,144
Pennsylvania Municipal	$425,919	$19,392	–	$405	–	–	$445,716
Virginia Municipal	$18,444	$73	–	–	–	–	$18,517

BLACKROCK FUNDS	MARCH 31, 2011	49

Notes to Financial Statements (continued)

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Trust’s Chief Compliance Officer.

3. Income Tax Information:

Reclassifications: US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2011, attributable to the reclassification of distributions and the use of equalization, were reclassified to the following accounts:

	Paid in-Capital	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income
Money Market	$(18)	$18	$–
U.S. Treasury	(500)	500	–
New Jersey Municipal	$5,911	$(5,911)	–
Ohio Municipal	$4,551	$(4,551)	–
Virginia Municipal	$1,284	$(1,284)	–

The tax character of distributions paid during the years ended March 31, 2010 and March 31, 2011 were as follows:

	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gain*	Total
Money Market
3/31/10	–	$1,049,568	$29,383	$1,078,951
3/31/11	–	$34,893	–	$34,893
U.S. Treasury
3/31/10	–	$58,957	–	$58,957
3/31/11	–	$4,997	–	$4,997
Municipal
3/31/10	$207,795	–	–	$207,795
3/31/11	$12,954	–	–	$12,954
New Jersey Municipal
3/31/10	$221,652	$17,156	$10,489	$249,297
3/31/11	$14,321	$2,768	4,568	$21,657
North Carolina Municipal
3/31/10	$70,943	–	–	$70,943
3/31/11	$8,353	–	–	$8,353
Ohio Municipal
3/31/10	$529,296	$35,137	–	$564,433
3/31/11	$36,736	4,699	–	$41,435
Pennsylvania Municipal
3/31/10	$295,884	$4,602	$4,005	$304,491
3/31/11	$124	–	–	$124
Virginia Municipal
3/31/10	$77,495	$3,139	$12,350	$92,984
3/31/11	$5,086	$1,431	–	$6,517

*	Distribution amounts may include a portion of the proceeds from redeemed shares.

As of March 31, 2011, the tax components of accumulated earnings (losses) were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Capital Loss Carryforward	Undistributed Long-Term Capital Gains	Total Accumulated Earnings (Losses)
Money Market	–	$4,825	–	–	$4,825
U.S. Treasury	–	–	–	–	$–
Municipal	$8,019	–	$(8,386)	–	$(367)
New Jersey Municipal	–	–	–	$1,044	$1,044
North Carolina Municipal	–	–	$(22,871)	–	$(22,871)
Ohio Municipal	–	–	–	–	$–
Pennsylvania Municipal	$135	–	–	–	$135
Virginia Municipal	–	–	–	–	$–

As of March 31, 2011, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring March 31,
	2015	2017	Total
Municipal	$4,276	$4,110	$8,386
North Carolina Municipal	$6,955	$15,916	$22,871

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after March 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in the years preceding enactment.

50	BLACKROCK FUNDS	MARCH 31, 2011

Notes to Financial Statements (continued)

4. Market and Credit Risk:

New Jersey Municipal, North Carolina Municipal, Ohio Municipal, Pennsylvania Municipal and Virginia Municipal invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value as recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

5. Capital Shares Transactions:

The number of shares sold, reinvested and redeemed correspond to the net proceeds from the sale of shares, reinvestment of dividends and cost of shares redeemed, respectively, since shares are redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Year Ended March 31,
Money Market	2011	2010

Institutional
Shares sold	1,667,483,443	1,053,858,684
Shares issued in reinvestment of dividends and distributions	4,691	25,198

Total issued	1,667,488,134	1,053,883,882
Shares redeemed	(1,315,948,880)	(1,163,538,633)

Net increase (decrease)	351,539,254	(109,654,751)

Service
Shares sold	849,608,850	838,919,700
Shares issued in reinvestment of dividends and distributions	424	16,596

Total issued	849,609,274	838,936,296
Shares redeemed	(823,351,070)	(988,292,371)

Net increase (decrease)	26,258,204	(149,356,075)

Hilliard Lyons
Shares sold	66,478,876	77,975,257
Shares issued in reinvestment of dividends and distributions	311	40,498

Total issued	66,479,187	78,015,755
Shares redeemed	(160,064,152)	(121,421,274)

Net decrease	(93,584,965)	(43,405,519)

Investor A
Shares sold	176,297,400	166,976,669
Shares issued in reinvestment of dividends and distributions	2,695	137,529

Total issued	176,300,095	167,114,198
Shares redeemed	(220,188,140)	(319,315,308)

Net decrease	(43,888,045)	(152,201,110)

Investor B
Shares sold	4,674,581	4,531,753
Shares issued in reinvestment of dividends and distributions	62	4,697

Total issued	4,674,643	4,536,450
Shares redeemed	(8,995,530)	(16,473,435)

Net decrease	(4,320,887)	(11,936,985)

Investor C
Shares sold	38,909,941	19,555,348
Shares issued in reinvestment of dividends and distributions	152	13,930

Total issued	38,910,093	19,569,278
Shares redeemed	(34,243,242)	(48,712,634)

Net increase (decrease)	4,666,851	(29,143,356)

U.S. Treasury

Institutional
Shares sold	691,582,928	694,024,717
Shares issued in reinvestment of dividends and distributions	56	417

Total issued	691,582,984	694,025,134
Shares redeemed	(746,304,737)	(734,115,640)

Net decrease	(54,721,753)	(40,090,506)

BLACKROCK FUNDS	MARCH 31, 2011	51

Notes to Financial Statements (continued)

	Year Ended March 31,
U.S. Treasury (continued)	2011	2010

Service
Shares sold	462,979,288	346,946,453
Shares issued in reinvestment of dividends and distributions	290	3,797

Total issued	462,979,578	346,950,250
Shares redeemed	(493,780,104)	(410,701,740)

Net decrease	(30,800,526)	(63,751,490)

Investor A
Shares sold	84,075,053	119,803,062
Shares issued in reinvestment of dividends and distributions	1,254	12,048

Total issued	84,076,307	119,815,110
Shares redeemed	(71,863,641)	(130,807,380)

Net increase (decrease)	12,212,666	(10,992,270)

Municipal Money Market

Institutional
Shares sold	136,982,794	162,417,350
Shares issued in reinvestment of dividends	541	2,045

Total issued	136,983,335	162,419,395
Shares redeemed	(141,139,771)	(196,620,060)

Net decrease	(4,156,436)	(34,200,665)

Service
Shares sold	91,106,079	143,563,542
Shares issued in reinvestment of dividends	4	3,174

Total issued	91,106,083	143,566,716
Shares redeemed	(106,173,519)	(141,146,199)

Net increase (decrease)	(15,067,436)	2,420,517

Hilliard Lyons
Shares sold	42,729,399	91,702,909
Shares issued in reinvestment of dividends	85	86,808

Total issued	42,729,484	91,789,717
Shares redeemed	(125,144,981)	(119,081,305)

Net decrease	(82,415,497)	(27,291,588)

Investor A
Shares sold	4,962,590	17,012,141
Shares issued in reinvestment of dividends	63	1,424

Total issued	4,962,653	17,013,565
Shares redeemed	(5,794,702)	(18,871,215)

Net decrease	(832,049)	(1,857,650)

New Jersey Municipal

Institutional
Shares sold	108,092,717	154,865,004
Shares issued in reinvestment of dividends and distributions	2	7,062

Total issued	108,092,719	154,872,066
Shares redeemed	(120,848,602)	(198,835,214)

Net decrease	(12,755,883)	(43,963,148)

Service
Shares sold	3,317,503	3,076,955
Shares issued in reinvestment of dividends and distributions	84	2,511

Total issued	3,317,587	3,079,466
Shares redeemed	(6,773,605)	(7,501,769)

Net decrease	(3,456,018)	(4,422,303)

Investor A
Shares sold	13,124,537	42,794,670
Shares issued in reinvestment of dividends and distributions	943	11,801

Total issued	13,125,480	42,806,471
Shares redeemed	(16,825,554)	(51,165,964)

Net decrease	(3,700,074)	(8,359,493)

North Carolina Municipal

Institutional
Shares sold	207,462,819	205,782,107
Shares issued in reinvestment of dividends	5,135	52,798

Total issued	207,467,954	205,834,905
Shares redeemed	(235,098,061)	(211,462,939)

Net decrease	(27,630,107)	(5,628,034)

Service
Shares sold	987,931	1,009,939
Shares issued in reinvestment of dividends	–	907

Total issued	987,931	1,010,846
Shares redeemed	(1,014,436)	(4,018,802)

Net decrease	(26,505)	(3,007,956)

Investor A
Shares sold	800	15,281
Shares issued in reinvestment of dividends	–	15

Total issued	800	15,296
Shares redeemed	(16,633)	(77,155)

Net decrease	(15,833)	(61,859)

52	BLACKROCK FUNDS	MARCH 31, 2011

Notes to Financial Statements (concluded)

	Year Ended March 31,
Ohio Municipal	2011	2010

Institutional
Shares sold	573,606,035	854,606,055
Shares issued in reinvestment of dividends and distributions	38	6,853

Total issued	573,606,073	854,612,908
Shares redeemed	(634,774,648)	(884,026,188)

Net decrease	(61,168,575)	(29,413,280)

Service
Shares sold	12,042,892	32,155,535
Shares issued in reinvestment of dividends and distributions	1	1,357

Total issued	12,042,893	32,156,892
Shares redeemed	(12,478,078)	(42,203,769)

Net decrease	(435,185)	(10,046,877)

Investor A
Shares sold	13,323,778	58,315,535
Shares issued in reinvestment of dividends and distributions	1,135	24,966

Total issued	13,324,913	58,340,501
Shares redeemed	(21,254,560)	(69,929,877)

Net decrease	(7,929,647)	(11,589,376)

Pennsylvania Municipal

Institutional
Shares sold	404,989,074	404,690,400
Shares issued in reinvestment of dividends and distributions	–	939

Total issued	404,989,074	404,691,339
Shares redeemed	(449,981,983)	(662,028,050)

Net decrease	(44,992,909)	(257,336,711)

Service
Shares sold	54,032,115	69,889,304
Shares issued in reinvestment of dividends and distributions	7	536

Total issued	54,032,122	69,889,840
Shares redeemed	(50,548,249)	(94,850,744)

Net increase (decrease)	3,483,873	(24,960,904)

Investor A
Shares sold	26,062,815	31,723,969
Shares issued in reinvestment of dividends and distributions	7	2,689

Total issued	26,062,822	31,726,658
Shares redeemed	(30,738,033)	(44,101,113)

Net decrease	(4,675,211)	(12,374,455)

Virginia Municipal

Institutional
Shares sold	93,056,829	114,568,740
Shares issued in reinvestment of dividends and distributions	374	5,710

Total issued	93,057,203	114,574,450
Shares redeemed	(107,013,577)	(148,067,438)

Net decrease	(13,956,374)	(33,492,988)

Service
Shares sold	2,692,863	76,251
Shares issued in reinvestment of dividends and distributions	–	67

Total issued	2,692,863	76,318
Shares redeemed	(2,725,095)	(717,815)

Net decrease	(32,232)	(641,497)

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS	MARCH 31, 2011	53

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of BlackRock Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the BlackRock Money Market, BlackRock U.S. Treasury Money Market, BlackRock Municipal Money Market, BlackRock New Jersey Municipal Money Market, BlackRock North Carolina Municipal Money Market, BlackRock Ohio Municipal Money Market, BlackRock Pennsylvania Municipal Money Market, and BlackRock Virginia Municipal Money Market Portfolios [eight of the twenty-five portfolios constituting the BlackRock Funds (the “Trust”), (collectively, the “Portfolios”)], as of March 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios constituting the Trust as of March 31, 2011, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP Philadelphia, Pennsylvania May 26, 2011

All of the net investment income distributions paid by BlackRock Municipal Money Market Portfolio, BlackRock New Jersey Municipal Money Market Portfolio, BlackRock North Carolina Municipal Money Market Portfolio, BlackRock Ohio Municipal Money Market Portfolio, BlackRock Pennsylvania Municipal Money Market Portfolio, and BlackRock Virginia Municipal Money Market Portfolio during the taxable year ended March 31, 2011 qualify as tax-exempt interest dividends for Federal income tax purposes.

The following information is provided with respect to the ordinary income dividends paid by BlackRock Money Market Portfolio and BlackRock U.S. Treasury Money Market Portfolio for the taxable year ended March 31, 2011:

Interest Related Dividends and Qualified Short-Term Gains for Non-U.S. Residents*
Month Paid:	April 2010 - December 2010	January 2011 - March 2011
Money Market	87.71%	91.60%
U.S. Treasury	100.00%	100.00%

Federal Obligation Interest**
Money Market		5.85%
U.S. Treasury		1.94%

Additionally, the BlackRock New Jersey Municipal Money Market Portfolio, the BlackRock Ohio Municipal Money Market Portfolio and the BlackRock Virginia Municipal Money Market Portfolio distributed capital gains per share to shareholders of record on December 7, 2010 as follows:

	Qualified Short-Term Capital Gain*	Long-Term Capital Gain
New Jersey Municipal	$0.000009	$0.000009
Ohio Municipal	$0.000001	$–
Virginia Municipal	$0.000005	$–

*	Represents the portion of the ordinary income dividends eligible for exemption from US withholding tax for nonresident aliens and foreign corporations.
**	The law varies in each state as to whether and what percentage of ordinary income dividends attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

54	BLACKROCK FUNDS	MARCH 31, 2011

Officers and Trustees

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1]

Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chair of the Board and Trustee	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	36 RICs consisting of 95 Portfolios	None

Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase Cancer Center from 2004 to 2010; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006.	36 RICs consisting of 95 Portfolios	None

David O. Beim 55 East 52nd Street New York, NY 10055 1940	Trustee	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	36 RICs consisting of 95 Portfolios	None

Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Trustee	Since 2004	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	36 RICs consisting of 95 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Trustee and Member of the Audit Committee	Since 2007	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.	36 RICs consisting of 95 Portfolios	AIMS Worldwide, Inc. (marketing)

Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, Harvard Business School Publishing from 2005 to 2010; Director, McLean Hospital since 2005.	36 RICs consisting of 95 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007	Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	36 RICs consisting of 95 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)

Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	36 RICs consisting of 95 Portfolios	None

Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Trustee	Since 2005	President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, A.P. Pharma Inc. (pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	36 RICs consisting of 95 Portfolios	None

BLACKROCK FUNDS	MARCH 31, 2011	55

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1] (concluded)

Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Chairman of the Audit Committee and Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation since 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	36 RICs consisting of 95 Portfolios	None

Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Trustee and Member of the Audit Committee	Since 2007	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.	36 RICs consisting of 95 Portfolios	None

[1]         Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

[2]         Date shown is the earliest date a person has served as a Trustee of the Trust covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s Board in 2007, each Trustee first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt Jr., 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[3]

Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	Trustee	Since 2007	Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005.	168 RICs consisting of 288 Portfolios	None

Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	168 RICs consisting of 288 Portfolios	None

[3]

Mr. Davis is an “interested person,” as defined in the 1940 Act, of the Trust based on his positions with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

56	BLACKROCK FUNDS	MARCH 31, 2011

Officers and Trustees (continued)

Name, Address, and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Trust Officers[1]

John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010	Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

Richard Hoerner, CFA 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Simon Mendelson 55 East 52nd Street New York, NY 10055 1964	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2005; Co-head of the Global Cash and Securities Lending Group since 2010; Chief Operating Officer and Head of the Global Client Group for BlackRock’s Global Cash Management Business from 2007 to 2010; Head of BlackRock’s Strategy and Development Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.

Brian Schmidt 55 East 52nd Street New York, NY 10055 1958	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003 including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001 to 2003.

Christopher Stavrakos, CFA 55 East 52nd Street New York, NY 10055 1959	Vice President	Since 2009	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group at Mellon Bank from 1999 to 2006.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.

Ira P. Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2007	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009; Principal thereof from 2004 to 2008.

[1]	Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

Effective November 16, 2010, Ira P. Shapiro became Secretary of the Trust.

BLACKROCK FUNDS	MARCH 31, 2011	57

Officers and Trustees (concluded)

Investment Advisor and Co-Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent, Co-Administrator and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Sub-Advisor BlackRock Institutional Management Corporation Wilmington, DE 19809	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103

Custodian PFPC Trust Company Wilmington, DE 19809	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

58	BLACKROCK FUNDS	MARCH 31, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at http://www.blackrock.com/ edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission’s (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDS	MARCH 31, 2011	59

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

60	BLACKROCK FUNDS	MARCH 31, 2011

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Asset Allocation Portfolio†

BlackRock Balanced Capital Fund†

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock China Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Growth Fund

BlackRock Focus Value Fund

BlackRock Global Allocation Fund†

BlackRock Global Dividend Income Portfolio

BlackRock Global Dynamic Equity Fund

BlackRock Global Emerging Markets Fund

BlackRock Global Growth Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock Healthcare Fund

BlackRock Index Equity Portfolio

BlackRock India Fund

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock International Value Fund

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Equity Portfolio

BlackRock Mid Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Russell 1000 Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock Small/Mid-Cap Growth Portfolio

BlackRock S&P 500 Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Utilities and Telecommunications Fund

BlackRock Value Opportunities Fund

BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Bond Portfolio

BlackRock Emerging Market Debt Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock GNMA Portfolio

BlackRock Government Income Portfolio

BlackRock High Income Fund

BlackRock High Yield Bond Portfolio

BlackRock Income Portfolio†

BlackRock Inflation Protected Bond Portfolio

BlackRock Intermediate Government Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Long Duration Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Managed Income Portfolio

BlackRock Multi-Sector Bond Portfolio

BlackRock Short-Term Bond Fund

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock Total Return Portfolio II

BlackRock World Income Fund

Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio BlackRock California Municipal Bond Fund BlackRock High Yield Municipal Fund BlackRock Intermediate Municipal Fund	BlackRock Municipal Fund BlackRock National Municipal Fund BlackRock New Jersey Municipal Bond Fund		BlackRock New York Municipal Bond Fund BlackRock Pennsylvania Municipal Bond Fund BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios		BlackRock LifePath Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055
			2035

†	Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK FUNDS	MARCH 31, 2011	61

[THIS PAGE INTENTIONALLY LEFT BLANK.]

[THIS PAGE INTENTIONALLY LEFT BLANK.]

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. The Funds’ current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

MM-3/11-AR

Item 2	–	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3	–	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4	–	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Money Market Portfolio	$18,400	$17,500	$0	$0	$9,100	$6,100	$0	$538
BlackRock Municipal Money Market Portfolio	$20,800	$19,900	$0	$0	$10,100	$6,100	$0	$79
BlackRock New Jersey Municipal Money Market Portfolio	$18,400	$17,500	$0	$0	$10,100	$6,100	$0	$44
BlackRock North Carolina Municipal Money Market Portfolio	$18,400	$17,500	$0	$0	$10,100	$6,100	$0	$21
BlackRock Ohio Municipal Money Market Portfolio	$18,400	$17,500	$0	$0	$10,100	$6,100	$0	$69
BlackRock Pennsylvania Municipal Money Market Portfolio	$20,800	$19,900	$0	$0	$10,100	$6,100	$0	$200
BlackRock U.S. Treasury Money Market Portfolio	$16,000	$15,100	$0	$0	$9,100	$6,100	$0	$181
BlackRock Virginia Municipal Money Market Portfolio	$16,000	$15,100	$0	$0	$10,100	$6,100	$0	$22

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$3,030,000	$2,950,000

1	The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2	The nature of the services include tax compliance, tax advice and tax planning.
3	The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant and Investment Adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by the registrant’s investment adviser) and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Money Market Portfolio	$9,100	$17,415
BlackRock Municipal Money Market Portfolio	$10,100	$16,956
BlackRock New Jersey Municipal Money Market Portfolio	$10,100	$16,921
BlackRock North Carolina Municipal Money Market Portfolio	$10,100	$16,898
BlackRock Ohio Municipal Money Market Portfolio	$10,100	$16,946
BlackRock Pennsylvania Municipal Money Market Portfolio	$10,100	$17,077
BlackRock U.S. Treasury Money Market Portfolio	$9,100	$17,058
BlackRock Virginia Municipal Money Market Portfolio	$10,100	$16,899

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s Investment Adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-

3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1)	–	Code of Ethics – See Item 2

12(a)(2)	–	Certifications – Attached hereto

12(a)(3)	–	Not Applicable

12(b)	–	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 3, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: June 3, 2011